UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              P.O. Box 5356, Cincinnati, Ohio 45201-5356
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800)-362-8000

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2007

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
September 30, 2007 (Unaudited)

                                                                            SHARES           VALUE
COMMON STOCKS -- 97.5%
ADVERTISING SERVICES -- 0.3%
WPP Group plc ADR (b)                                                        13,500      $     911,250
                                                                                         -------------
AUTOMOTIVE -- 0.5%
CarMax, Inc. (a)                                                             74,400          1,512,552
                                                                                         -------------
BANKS -- 10.6%
Bank of New York Mellon Corp.                                                93,400          4,122,676
Commerce Bancorp, Inc.                                                       59,000          2,288,020
HSBC Holdings plc                                                           571,298         10,578,510
State Street Corp.                                                           10,300            702,048
Wachovia Corp.                                                              151,574          7,601,436
Wells Fargo & Co.                                                           292,000         10,401,040
                                                                                         -------------
                                                                                            35,693,730
                                                                                         -------------

BROADCASTING/CABLE -- 3.5%
Comcast Corp., Class A (a)                                                  430,450         10,313,582
Liberty Media Corp - Capital, Series A (a)                                   10,835          1,352,533
                                                                                         -------------
                                                                                            11,666,115
                                                                                         -------------

BROKERAGE SERVICES -- 4.2%
JPMorgan Chase & Co.                                                        305,000         13,975,100
                                                                                         -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.8%
Vulcan Materials Co.                                                         28,900          2,576,435
                                                                                         -------------

BUSINESS SERVICES -- 1.5%
Iron Mountain, Inc. (a)                                                     166,300          5,068,824
                                                                                         -------------

COMPUTER EQUIPMENT & SERVICES -- 0.5%
Google, Inc., Class A (a)                                                     3,170          1,798,246
                                                                                         -------------

COMPUTERS & PERIPHERALS -- 2.2%
Dell, Inc. (a)                                                              159,200          4,393,920
Hewlett-Packard Co.                                                          57,200          2,847,988
                                                                                         -------------
                                                                                             7,241,908
                                                                                         -------------

CONSTRUCTION -- 1.2%
Martin Marietta Materials, Inc.                                              29,400          3,926,370
                                                                                         -------------

CONSUMER FINANCIAL SERVICES -- 6.3%
American Express Co.                                                        289,100         17,163,867
Discover Financial Services                                                  16,700            347,360
H&R Block, Inc.                                                             161,650          3,423,747
                                                                                         -------------
                                                                                            20,934,974
                                                                                         -------------

CONSUMER GOODS & SERVICES -- 1.3%
Procter & Gamble Co.                                                         61,500          4,325,910
                                                                                         -------------

CONTAINERS - PAPER & PLASTIC -- 1.9%
Sealed Air Corp.                                                            252,200          6,446,232
                                                                                         -------------

COSMETICS & TOILETRIES -- 0.5%
Avon Products, Inc.                                                          42,100          1,580,013
                                                                                         -------------

E-COMMERCE -- 1.4%
Amazon.com, Inc. (a)                                                         31,500          2,934,225
Expedia, Inc. (a)                                                            22,400            714,112
Liberty Media Corp - Interactive, Class A (a)                                52,175          1,002,282
                                                                                         -------------
                                                                                             4,650,619
                                                                                         -------------

ELECTRONIC & ELECTRICAL - GENERAL -- 1.7%
Texas Instruments, Inc.                                                      37,200          1,361,148
Tyco Electronics Ltd. (b)                                                   121,350          4,299,431
                                                                                         -------------
                                                                                             5,660,579
                                                                                         -------------

FINANCIAL SERVICES -- 5.3%
Ameriprise Financial, Inc.                                                   77,300          4,878,403
Citigroup, Inc.                                                             146,500          6,837,155
E*TRADE Financial Corp. (a)                                                  21,600            282,096
Moody's Corp.                                                                70,800          3,568,320
Morgan Stanley                                                               32,400          2,041,200
                                                                                         -------------
                                                                                            17,607,174
                                                                                         -------------

FOOD PRODUCTS -- 0.5%
The Hershey Co.                                                              39,400          1,828,554
                                                                                         -------------

FORESTRY -- 0.2%
Sino-Forest Corp. (a)                                                        36,100            815,852
                                                                                         -------------

HOME FURNISHINGS -- 0.3%
Hunter Douglas N.V                                                           10,300            925,348
                                                                                         -------------

INSURANCE -- 15.6%
Ambac Financial Group, Inc.                                                  26,800          1,685,988
American International Group, Inc.                                          228,100         15,430,965
Aon Corp.                                                                    65,600          2,939,536
Berkshire Hathaway, Inc., Class A (a)                                           115         13,628,650
Chubb Corp.                                                                  17,800            954,792
Markel Corp. (a)                                                                660            319,440
Millea Holdings, Inc.                                                        96,700          3,889,383
NIPPONKOA Insurance Co.                                                     207,700          1,806,401
Principal Financial Group, Inc.                                              20,500          1,293,345
Sun Life Financial, Inc. (b)                                                 12,400            650,380
The Progressive Corp.                                                       308,000          5,978,280
Transatlantic Holdings, Inc.                                                 52,910          3,721,160
                                                                                         -------------
                                                                                            52,298,320
                                                                                         -------------

MANUFACTURING -- 1.7%
Tyco International Ltd. (b)                                                 124,850          5,535,849
                                                                                         -------------

MEDICAL EQUIPMENT & SUPPLIES -- 1.5%
Covidien Ltd. (a)(b)                                                        122,250          5,073,375
                                                                                         -------------

METAL MINING -- 0.4%
Rio Tinto plc                                                                15,100          1,306,247
                                                                                         -------------

MINERALS -- 0.5%
BHP Billiton plc                                                             42,300          1,514,578
                                                                                         -------------

MULTIMEDIA -- 1.9%
News Corp., Class A                                                         284,600          6,258,354
                                                                                         -------------

NEWSPAPERS -- 0.2%
Gannett Co., Inc.                                                            15,000            655,500
                                                                                         -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 11.9%
ConocoPhillips                                                              223,050         19,577,098
Devon Energy Corp.                                                          112,000          9,318,400
EOG Resources, Inc.                                                          96,900          7,008,777
Transocean, Inc. (a)(b)                                                      36,100          4,081,105
                                                                                         -------------
                                                                                            39,985,380
                                                                                         -------------

PHARMACEUTICALS -- 2.6%
Cardinal Health, Inc.                                                        49,710          3,108,366
Express Scripts, Inc. (a)                                                    38,000          2,121,160
UnitedHealth Group, Inc.                                                     71,400          3,457,902
                                                                                         -------------
                                                                                             8,687,428
                                                                                         -------------

RECREATIONAL PRODUCTS -- 1.4%
Harley-Davidson, Inc.                                                       102,500          4,736,525
                                                                                         -------------

RETAIL -- 9.1%
Bed Bath & Beyond, Inc. (a)                                                  61,600          2,101,792
Costco Wholesale Corp.                                                      250,200         15,354,774
CVS Caremark Corp.                                                          132,522          5,251,847
Lowe's Cos., Inc.                                                            57,600          1,613,952
Sears Holdings Corp. (a)                                                      5,200            661,440
Wal-Mart Stores, Inc.                                                       126,300          5,512,995
                                                                                         -------------
                                                                                            30,496,800
                                                                                         -------------
SOFTWARE & COMPUTER SERVICES -- 2.4%
Microsoft Corp.                                                             268,500          7,910,010
                                                                                         -------------

TELECOMMUNICATIONS -- 2.3%
SK Telecom Co. Ltd. ADR (b)                                                  71,800          2,132,460
Sprint Nextel Corp.                                                         211,700          4,022,300
Virgin Media, Inc.                                                           65,658          1,593,520
                                                                                         -------------
                                                                                             7,748,280
                                                                                         -------------

TRANSPORTATION SERVICES -- 1.3%
Asciano Group (a)(b)                                                         41,900            333,519
Kuehne & Nagel International  AG                                             16,200          1,594,606
Toll Holdings Ltd. (b)                                                       55,700            647,996
United Parcel Service, Inc., Class B                                         22,500          1,689,751
                                                                                         -------------
                                                                                             4,265,872
                                                                                         -------------
TOTAL COMMON STOCKS                                                                        325,618,303
                                                                                         -------------

COMMERCIAL PAPER -- 0.8%
Rabobank, 4.99%, 10/1/07                                                  2,514,000          2,514,000
                                                                                         -------------

SHORT TERM INVESTMENTS -- 0.1%
Northern Institutional Government Select Portfolio                          265,829            265,829
                                                                                         -------------

CORPORATE NOTES -- 1.3%
COMMUNITY DEVELOPMENT -- 1.3%
MMA Community Development Investment, Inc., 2.87%, 12/31/09, (c)+         1,695,000          1,695,000
MMA Community Development Investment, Inc., 4.30%, 12/31/09, (c)+         2,570,000          2,570,000
                                                                                         -------------

TOTAL CORPORATE NOTES                                                                        4,265,000
                                                                                         -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 3.9%
Northern Institutional Liquid Asset Portfolio                            13,151,432         13,151,432
                                                                                         -------------

TOTAL INVESTMENTS (Cost $301,524,655) -- 103.6%                                            345,814,564

    Liabilities in excess of other assets -- (3.6%)                                        (12,065,867)
                                                                                         -------------

NET ASSETS -- 100.0%                                                                     $ 333,748,697
                                                                                         =============

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.87% - 12/01, $1,695,000 and MMA Community Development Investment, Inc., 4.30% - 12/01, $2,570,000. At September 30, 2007, these securities had an aggregate market value of $4,265,000 Representing 1.3% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2007. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Company

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                              CONTRACTS  APPRECIATION
                                                         --------- -------------

S&P 500 Index Futures Contract, expiring December, 2007
 (underlying face amount at value $4,229,775)                   11      $135,025


See notes to schedule of portfolio investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
September 30, 2007 (Unaudited)

                                                                        PRINCIPAL
                                                                          AMOUNT             VALUE
ASSET BACKED SECURITIES -- 2.3%
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10                   $   1,000,000            991,850
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10                     359,199            356,540
Morgan Stanley Auto Loan Trust, 3.33%, 10/15/11                           1,443,254          1,440,236
Onyx Acceptance Owner Trust, 3.89%, 2/15/11                                 708,318            702,181
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11                            942,405            933,258
Residential Funding Mortgage Securities, 5.53%, 1/25/36                   1,000,000            986,795
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)                        1,000,000            999,169
                                                                                         -------------


TOTAL ASSET BACKED SECURITIES                                                                6,410,029
                                                                                         -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
JP Morgan Securities, Inc., 4.50%, 9/25/19                                  645,920            633,702
                                                                                         -------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 9.0%
Bear Stearns Commercial Mortgage Securities, 5.20%, 12/1/38               2,000,000          1,949,467
Bear Stearns Commercial Mortgage Securities, 5.71%, 6/11/40               1,000,000          1,011,662
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41               1,000,000            977,158
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41               1,000,000            950,692
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41               2,000,000          2,000,868
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42               1,000,000            990,098
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42              1,125,000          1,126,348
Bear Stearns Commercial Mortgage Securities, 5.33%, 2/11/44               2,000,000          1,961,320
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32               1,000,000          1,052,211
JP Morgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42           1,000,000            964,190
JP Morgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45            2,000,000          1,978,005
JP Morgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46            1,000,000            990,080
JP Morgan Trust, 4.90%, 10/15/42                                          1,000,000            980,288
Morgan Stanley Capital, 5.01%, 1/14/42                                    1,000,000            991,182
Morgan Stanley Capital, 4.83%, 6/12/47                                    1,000,000            983,932
Morgan Stanley Capital I, 6.48%, 11/15/30                                 1,048,716          1,053,283
Morgan Stanley Capital I, 5.98%, 8/12/41                                  1,000,000          1,026,360
Morgan Stanley Capital I, 5.51%, 11/12/49                                 2,000,000          1,987,883
PNC, 7.51%, 12/10/32                                                      2,000,000          2,097,351
                                                                                         -------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                                 25,072,378
                                                                                         -------------
CORPORATE BONDS -- 20.3%
AGRICULTURAL SERVICES -- 0.5%
Cargill, Inc., 7.50%, 9/1/26 (a)                                          1,250,000          1,397,991
                                                                                         -------------

ASSET MANAGEMENT -- 0.5%
Legg Mason, Inc., 6.75%, 7/2/08                                           1,300,000          1,308,951
                                                                                         -------------

BANKING -- 0.4%
Citigroup, Inc., 5.13%, 5/5/14                                            1,000,000            973,958
                                                                                         -------------

BROKERAGE SERVICES -- 0.7%
Lehman Brothers Holdings, 6.50%, 7/19/17 (b)                              1,000,000          1,013,437
Morgan Stanley, 5.75%, 8/31/12 (b)                                        1,000,000          1,001,692
                                                                                         -------------

                                                                                             2,015,129
                                                                                         -------------

COMMERCIAL BANKS -- 1.3%
Bank of America Corp., 7.75%, 8/15/15                                     1,000,000          1,114,223
State Street Corp., 7.35%, 6/15/26                                        1,000,000          1,160,539
Wells Fargo Co., 5.13%, 9/1/12 (b)                                        1,250,000          1,247,038
                                                                                         -------------

                                                                                             3,521,800
                                                                                         -------------

CONSTRUCTION -- 0.2%
KB Home, 8.63%, 12/15/08 (b)                                                500,000            498,125
                                                                                         -------------

ELECTRIC - INTEGRATED -- 1.0%
Midamerican Energy Co., 6.75%, 12/30/31                                   1,500,000          1,591,257
Puget Sound Energy, Inc., 6.74%, 6/15/18                                  1,000,000          1,059,457
                                                                                         -------------

                                                                                             2,650,714
                                                                                         -------------

ELECTRIC SERVICES -- 0.6%
AEP Texas North Co., Series B, 5.50%, 3/1/13                              1,000,000            984,860
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)                           742,893            810,081
                                                                                         -------------

                                                                                             1,794,941
                                                                                         -------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.2%
Applied Materials, Inc., 7.13%, 10/15/17                                    500,000            546,964
                                                                                         -------------

FINANCE - AUTO LOANS -- 0.8%
Ford Motor Credit Co., 7.25%, 10/25/11 (b)                                1,000,000            937,113
Ford Motor Credit Co., 8.00%, 12/15/16 (b)                                  500,000            467,753
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)                         750,000            679,783
                                                                                         -------------

                                                                                             2,084,649
                                                                                         -------------

FINANCIAL SERVICES -- 2.0%
Countrywide Financial Corp., 5.80%, 6/7/12                                1,000,000            937,285
Countrywide Financial Corp., 6.25%, 5/15/16 (b)                             500,000            452,482

ERAC USA Finance Co., 5.90%, 11/15/15 (a)                                 1,000,000            985,040
General Electric Capital Corp., 6.88%, 11/15/10                           1,000,000          1,055,608
General Electric Capital Corp., 6.15%, 8/7/37 (b)                         1,000,000          1,026,258
SLM Corp., 4.00%, 1/15/09                                                 1,000,000            963,814
                                                                                         -------------

                                                                                             5,420,487
                                                                                         -------------

FIRE, MARINE & CASUALTY INSURANCE -- 0.4%
Berkley Corp., 5.13%, 9/30/10                                             1,000,000          1,008,819
                                                                                         -------------

FOODS -- 0.2%
General Mills, 5.65%, 9/10/12                                               500,000            504,452
                                                                                         -------------

INSURANCE -- 1.1%
American International Group, 6.25%, 5/1/36                               1,000,000          1,014,671
Fidelity National Title, 7.30%, 8/15/11                                   1,000,000          1,061,392
Principal Life Global , 6.25%, 2/15/12 (a)                                1,000,000          1,042,300
                                                                                         -------------

                                                                                             3,118,363
                                                                                         -------------

INTERNAL COMBUSTION ENGINES, N.E.C. -- 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11                                   1,000,000          1,067,500
                                                                                         -------------

MEDICAL - BIOMEDICAL/GENETIC -- 0.7%
Amgen, Inc., 4.00%, 11/18/09 (b)                                          1,500,000          1,466,256
Johnson & Johnson, 5.95%, 8/15/37 (b)                                       500,000            512,706
                                                                                         -------------

                                                                                             1,978,962
                                                                                         -------------

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION -- 1.7%
Indiana Gas Co., 6.55%, 6/30/28                                             250,000            257,615
Keyspan Gas East, 7.88%, 2/1/10                                           1,250,000          1,322,620
National Fuel Gas Co., 6.30%, 5/27/08                                     1,000,000          1,004,412
Northern Natural Gas, 5.38%, 10/31/12 (a)                                 1,000,000          1,004,711
Southern Union Co., 8.25%, 11/15/29                                       1,050,000          1,166,205
                                                                                         -------------

                                                                                             4,755,563
                                                                                         -------------

NETWORKING -- 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11 (b)                                   1,000,000          1,009,302
                                                                                         -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 2.1%
Burlington Resources, Inc., 7.38%, 3/1/29                                 1,073,000          1,222,636
Conoco, Inc., 6.95%, 4/15/29 (b)                                          1,075,000          1,182,316
Motiva Enterprises LLC, 5.20%, 9/15/12 (a)                                1,000,000          1,003,080
Pemex Project, 7.38%, 12/15/14                                              500,000            549,795
Ras Laffan, 5.83%, 9/30/16 (a)                                            1,000,000            995,840

XTO Energy, Inc., 7.50%, 4/15/12                                          1,000,000          1,080,506
                                                                                         -------------

                                                                                             6,034,173
                                                                                         -------------

PUBLISHING - JOURNALS -- 0.4%
Thomson Corp., 6.20%, 1/5/12 (b)                                          1,200,000          1,222,850
                                                                                         -------------

RESTAURANTS -- 0.4%
YUM! Brands, Inc., 8.88%, 4/15/11                                         1,000,000          1,115,681
                                                                                         -------------

RETAIL - BUILDING PRODUCTS -- 0.3%
Home Depot, Inc., 5.25%, 12/16/13                                           500,000            479,974
Home Depot, Inc., 5.40%, 3/1/16 (b)                                         500,000            468,452
                                                                                         -------------

                                                                                               948,426
                                                                                         -------------

RETAIL - DISCOUNT -- 0.4%
Wal-Mart Stores, 7.55%, 2/15/30 (b)                                       1,000,000          1,147,023
                                                                                         -------------

RETAIL - FOOD -- 0.2%
Kroger Co., 6.40%, 8/15/17 (b)                                              500,000            509,838
                                                                                         -------------

SUPRANATIONAL BANK -- 0.7%
Corporation Andina de Fomento, 5.20%, 5/21/13                             1,000,000            987,610
IFFIM, 5.00%, 11/14/11 (a)                                                1,000,000          1,001,651
                                                                                         -------------

                                                                          2,000,000          1,989,261
                                                                                         -------------

TELECOMMUNICATIONS -- 0.4%
Embarq Corp., 6.74%, 6/1/13                                               1,000,000          1,039,731
                                                                                         -------------

TELEPHONE - INTEGRATED -- 0.7%
Sprint Capital Corp., 7.63%, 1/30/11 (b)                                  1,000,000          1,060,328
Verizon Communications, 5.55%, 2/15/16 (b)                                1,000,000            990,117
                                                                                         -------------

                                                                                             2,050,445
                                                                                         -------------

TRANSPORTATION SERVICES -- 0.7%
Canadian National Railways, 4.40%, 3/15/13                                1,000,000            948,820
Golden State Petroleum Transportation, 8.04%, 2/1/19                        989,457          1,048,300
                                                                                         -------------

                                                                          1,989,457          1,997,120
                                                                                         -------------

UTILITIES - NATURAL GAS -- 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14                              1,000,000          1,132,388
                                                                                         -------------

TOTAL CORPORATE BONDS                                                                       56,283,842
                                                                                         -------------
CORPORATE NOTES -- 1.1%
COMMUNITY DEVELOPMENT -- 1.1%
MMA Community Development Investment, Inc., 2.87%, 12/31/09, (c)+         1,150,000          1,150,000
MMA Community Development Investment, Inc., 4.30%, 12/31/09, (c)+         1,925,000          1,925,000
                                                                                         -------------

TOTAL CORPORATE NOTES                                                                        3,075,000
                                                                                         -------------
INTEREST ONLY BONDS -- 0.2%
FREDDIE MAC -- 0.1%
5.00%, 5/15/23                                                              818,061             11,417
5.00%, 4/15/29                                                            2,000,000            351,635
                                                                                         -------------

                                                                                               363,052
                                                                                         -------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.1%
1.03%, 4/16/27                                                            8,583,272            264,615
                                                                                         -------------

TOTAL INTEREST ONLY BONDS                                                                      627,667
                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 62.3%
FANNIE MAE -- 27.5%
5.25%, 1/15/09                                                            3,000,000          3,027,588
7.25%, 1/15/10                                                            4,450,000          4,721,481
6.13%, 3/15/12                                                            2,700,000          2,864,357
4.38%, 7/17/13                                                            5,250,000          5,143,634
4.13%, 4/15/14                                                              900,000            867,031
5.00%, 4/15/15                                                            2,250,000          2,271,179
7.00%, 7/1/15                                                                17,305             18,048
5.00%, 2/13/17                                                            1,000,000          1,002,061
5.00%, 5/11/17                                                            2,750,000          2,752,236
5.00%, 7/1/18                                                               835,614            821,390
5.00%, 9/1/18                                                             1,135,658          1,116,327
7.00%, 11/1/19                                                               68,204             71,193
7.00%, 11/1/19                                                              122,945            128,334
5.50%, 6/1/22                                                             2,379,248          2,374,089
5.00%, 7/1/23                                                             1,536,401          1,486,325
5.00%, 4/1/24                                                             1,520,727          1,469,803
5.00%, 4/1/25                                                             1,894,595          1,829,260
5.00%, 7/1/25                                                             1,714,781          1,655,647
5.00%, 10/1/25                                                            2,058,472          1,987,486
5.50%, 11/1/25                                                            1,590,781          1,571,610
8.50%, 9/1/26                                                               329,656            353,722
6.63%, 11/15/30                                                           1,250,000          1,472,893
6.50%, 5/1/31                                                               125,356            127,643
6.50%, 6/1/32                                                               299,347            306,581
6.00%, 10/1/32                                                              265,817            267,381
5.00%, 2/1/33                                                             1,467,485          1,404,776
5.50%, 3/1/33                                                               740,261            727,395
5.50%, 4/1/33                                                               557,752            547,871
6.90%, 6/1/33                                                               227,589            231,868
6.00%, 8/1/33                                                               421,552            422,183
4.27%, 10/1/33                                                            1,136,834          1,142,398

6.00%, 10/1/33                                                              554,510            555,340
5.50%, 2/1/34                                                             1,021,711          1,000,764
6.73%, 2/1/34                                                               599,922            605,976
5.50%, 2/4/34                                                             1,151,468          1,127,860
7.07%, 4/1/34                                                               197,709            201,819
4.19%, 5/1/34                                                               785,598            791,282
5.50%, 5/1/34                                                             1,174,179          1,153,378
6.00%, 8/1/34                                                             1,934,772          1,937,667
5.50%, 10/1/34                                                            1,278,681          1,255,017
5.50%, 11/1/34                                                            1,310,412          1,283,546
6.00%, 11/1/34                                                            2,311,623          2,315,082
5.50%, 1/1/35                                                             1,967,561          1,931,148
5.50%, 1/1/35                                                             1,372,136          1,344,005
5.00%, 10/1/35                                                            2,539,251          2,422,123
5.50%, 10/1/35                                                            3,078,531          3,019,034
6.00%, 10/1/35                                                            1,468,359          1,470,556
5.50%, 4/1/36                                                             2,576,163          2,526,375
6.00%, 6/1/36                                                             1,732,877          1,735,469
5.50%, 11/1/36                                                            2,832,617          2,774,543
5.43%, 5/1/37                                                             2,452,796          2,483,168
                                                                                         -------------

                                                                                            76,117,942
                                                                                         -------------

FEDERAL FARM CREDIT BANK -- 0.7%
4.88%, 12/16/15                                                           2,000,000          1,993,152
                                                                                         -------------

FEDERAL HOME LOAN BANK -- 2.5%
4.13%, 8/13/10                                                            1,000,000            991,435
6.63%, 11/15/10                                                             900,000            955,198
3.88%, 6/14/13                                                              300,000            287,589
4.50%, 9/16/13                                                            1,250,000          1,233,566
4.75%, 12/16/16                                                           2,600,000          2,554,843
5.50%, 7/15/36                                                              750,000            773,085
                                                                                         -------------

                                                                                             6,795,716
                                                                                         -------------

FREDDIE MAC -- 28.1%
9.00%, 6/1/08                                                                   211                227
6.75%, 1/15/09                                                               79,962             80,012
5.75%, 3/15/09                                                            5,450,000          5,547,899
3.75%, 7/15/09                                                            2,000,000          2,816,237
4.13%, 7/12/10                                                            1,987,000          1,971,416
4.00%, 9/1/10                                                             1,051,518          1,027,398
6.88%, 9/15/10                                                            2,081,000          2,218,115
5.00%, 7/15/14                                                            2,700,000          2,736,137
6.00%, 9/1/17                                                             1,183,421          1,198,636
5.00%, 10/1/17                                                              674,716            663,821
5.50%, 11/1/17                                                            1,043,672          1,044,138
6.00%, 2/1/18                                                               568,653            577,104
5.00%, 5/1/18                                                               583,763            573,839
4.50%, 6/1/18                                                             1,681,214          1,622,538
5.00%, 9/1/18                                                               955,060            938,825
5.00%, 9/1/18                                                               956,845            940,860
5.00%, 10/1/18                                                            1,023,619          1,006,445
5.00%, 11/1/18                                                              948,374            932,252

5.00%, 4/1/19                                                             1,719,146          1,688,190
5.50%, 12/15/20                                                           1,415,463          1,411,203
5.00%, 12/1/21                                                            3,747,323          3,674,128
5.00%, 12/10/21                                                           2,625,000          2,556,619
5.50%, 4/1/22                                                             2,864,647          2,856,206
6.00%, 4/1/27                                                             2,926,845          2,941,283
7.00%, 2/1/30                                                               656,195            677,477
7.50%, 7/1/30                                                               648,225            670,992
5.00%, 12/15/30                                                           2,000,000          1,963,569
6.50%, 2/1/31                                                                46,007             46,833
7.00%, 3/1/31                                                               388,311            400,905
5.00%, 4/15/31                                                            2,000,000          1,967,236
6.50%, 8/1/31                                                                33,240             34,063
6.50%, 2/1/32                                                               299,745            307,170
5.00%, 2/15/32                                                            2,000,000          1,913,972
6.00%, 10/1/32                                                              961,550            966,960
5.50%, 8/1/33                                                             1,421,144          1,395,558
5.50%, 11/1/33                                                            1,147,307          1,126,651
5.50%, 12/1/33                                                              942,590            925,620
2.99%, 5/1/34                                                               471,760            476,424
3.05%, 5/1/34                                                               770,771            782,567
6.00%, 11/1/34                                                              918,330            922,686
5.00%, 7/1/35                                                             1,698,531          1,622,890
5.00%, 7/1/35                                                             2,484,185          2,373,557
5.50%, 3/1/36                                                             1,752,714          1,718,344
5.50%, 6/1/36                                                             2,742,440          2,686,685
5.50%, 6/1/36                                                             2,701,036          2,645,167
6.00%, 6/1/36                                                             1,827,074          1,829,574
5.50%, 12/1/36                                                            2,819,858          2,761,532
5.50%, 12/1/36                                                            2,828,301          2,769,801
5.73%, 1/1/37                                                             2,265,809          2,295,765
6.00%, 8/1/37                                                             1,991,822          1,994,178
                                                                                         -------------

                                                                                            78,299,704
                                                                                         -------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 1.7%
6.75%, 4/15/16                                                               92,653             96,561
7.00%, 12/20/30                                                             133,801            138,311
6.50%, 4/20/31                                                              151,450            155,007
6.50%, 7/20/31                                                              134,455            137,407
6.50%, 10/20/31                                                             286,864            293,603
7.00%, 10/20/31                                                              83,549             86,366
7.00%, 3/20/32                                                              329,035            340,127
6.50%, 5/20/32                                                              174,751            178,747
6.50%, 1/20/34                                                              413,573            416,965
6.93%, 9/15/39                                                            2,017,248          2,053,486
6.85%, 10/15/39                                                             715,788            739,216
                                                                                         -------------

                                                                                             4,635,796

                                                                                         -------------
SMALL BUSINESS ADMINISTRATION -- 0.4%
6.00%, 9/25/18                                                               90,535             91,105
5.60%, 2/25/32                                                              932,434            933,515
                                                                                         -------------

                                                                                             1,024,620
                                                                                         -------------

TENNESSEE VALLEY AUTHORITY -- 1.4%
6.25%, 12/15/17                                                           2,000,000          2,184,468
4.65%, 6/15/35                                                            1,750,000          1,581,417
                                                                                         -------------

                                                                                             3,765,885
                                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                             172,632,815
                                                                                         -------------

MUTUAL FUNDS -- 0.9%
Pax World High Yield Fund                                                   286,591          2,441,759
                                                                                         -------------
SHORT-TERM INVESTMENTS -- 3.8%
Northern Institutional Government Select Portfolio                       10,432,066         10,432,066
                                                                                         -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 3.7%
Northern Institutional Liquid Asset Portfolio                            10,340,581         10,340,581
                                                                                         -------------

TOTAL INVESTMENTS (Cost $289,013,532) -- 103.3%                                            286,509,603

    Liabilities in excess of other assets -- (3.3%)                                         (9,247,635)
                                                                                         -------------

NET ASSETS -- 100.0%                                                                     $ 277,261,968
                                                                                         =============

--------------
(a) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At September 30, 2007, these securities were valued at $9,239,863 or 3.33% of net assets.

(b)   All or part of this security was on loan, as of September 30, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.87% - 12/01, $1,150,000 and MMA Community Development Investment, Inc., 4.30% - 12/01, $1,925,000. At September 30, 2007 these securities had an aggregate market value of $3,075,000, representing 1.1% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2007. Date presented reflects next rate change date.


                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                              CONTRACTS  DEPRECIATION
                                                         --------- -------------
U.S. Long Bond Futures Contract, expiring December, 2007
 (underlying face amount  at value $5,789,875)                  52       $51,756


See notes to schedule of portfolio investments.

MMA Praxis International Fund
Schedule of portfolio investments
September 30, 2007 (Unaudited)

                                                                                           Shares            Value
COMMON STOCKS -- 93.6%
ARGENTINA -- 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
IRSA Inversiones y Representaciones S.A. (a)                                                 52,996      $     841,047
                                                                                                         -------------
AUSTRALIA -- 1.0%
BANKS -- 0.4%
National Australia Bank Ltd.                                                                 20,650            727,670
                                                                                                         -------------
TRANSPORTATION INFRASTRUCTURE -- 0.6%
Macquarie Airports                                                                          154,134            594,980
Macquarie Infrastructure Group (b)                                                          187,770            519,871
                                                                                                         -------------
                                                                                                             1,114,851
                                                                                                         -------------
                                                                                                             1,842,521
                                                                                                         -------------

BELGIUM -- 1.5%
CHEMICALS -- 0.4%
Umicore                                                                                       2,804            670,161
                                                                                                         -------------
DIVERSIFIED FINANCIALS -- 1.1%
Compagnie Nationale a Portefeuille (CNP)/National Portefeuille Maatschappij (NPM)             3,900            272,068
Groupe Bruxelles Lambert S.A.  (a)                                                            1,358                 39
Groupe Bruxelles Lambert S.A. (b)                                                            15,677          1,901,584
                                                                                                         -------------
                                                                                                             2,173,691
                                                                                                         -------------
                                                                                                             2,843,852
                                                                                                         -------------

BERMUDA -- 0.2%
INSURANCE -- 0.2%
Catlin Group Ltd.                                                                            46,681            437,440
                                                                                                         -------------

BRAZIL -- 1.4%
METALS & MINING -- 1.2%
Companhia Vale do Rio Doce ADR (b)                                                           67,110          2,277,043
                                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Tim Participacoes ADR (b)                                                                    11,131            451,473
                                                                                                         -------------
                                                                                                             2,728,516
                                                                                                         -------------
CANADA -- 1.3%
MEDIA -- 1.3%
Yellow Pages Income Fund                                                                    182,349          2,489,494
                                                                                                         -------------

FINLAND -- 1.5%
COMMUNICATIONS EQUIPMENT -- 0.9%
Nokia Oyj                                                                                    44,794          1,702,970
                                                                                                         -------------
INSURANCE -- 0.3%
Sampo Oyj                                                                                    18,600            567,880
                                                                                                         -------------

MACHINERY -- 0.3%
KCI Konecranes Oyj (a)                                                                       16,000            643,651
                                                                                                         -------------
                                                                                                             2,914,501
                                                                                                         -------------

FRANCE -- 11.8%
AUTO COMPONENTS -- 0.9%
Compagnie Generale des Etablissments Michelin                                                12,399          1,666,991
                                                                                                         -------------
BANKS -- 1.0%
BNP Paribas S.A                                                                              17,903          1,959,182
                                                                                                         -------------
BUILDING PRODUCTS -- 1.1%
Compagnie de Saint-Gobain                                                                    19,118          1,995,360
                                                                                                         -------------
CHEMICALS -- 0.0%
Rhodia S.A. (a)                                                                              10,160             30,571
                                                                                                         -------------
CONSTRUCTION MATERIALS -- 0.3%
Imerys S.A. (b)                                                                               7,206            657,763
                                                                                                         -------------
ELECTRICAL EQUIPMENT -- 0.9%
Schneider Electric S.A                                                                       13,453          1,699,730
                                                                                                         -------------
FOOD RETAIL -- 1.4%
Carrefour S.A. (b)                                                                           39,006          2,732,783
                                                                                                         -------------
GAS UTILITIES -- 0.5%
Gaz de France (b)                                                                            18,591            966,069
                                                                                                         -------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Sodexho Alliance S.A                                                                         23,808          1,646,614
                                                                                                         -------------
INSURANCE -- 1.1%
Axa                                                                                          17,087            764,620
CNP Assurances                                                                               10,531          1,347,218
                                                                                                         -------------
                                                                                                             2,111,838
                                                                                                         -------------

MEDIA -- 1.4%
Vivendi Universal S.A                                                                        63,968          2,700,111
                                                                                                         -------------
OFFICE ELECTRONICS -- 1.1%
Neopost S.A                                                                                  14,361          2,025,797
                                                                                                         -------------
TELECOMMUNICATION SERVICES -- 0.5%
France Telecom S.A                                                                           26,003            871,031
                                                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Bouygues S.A                                                                                 14,935          1,288,297
                                                                                                         -------------
                                                                                                            22,352,137
                                                                                                         -------------

GERMANY -- 9.5%
CAPITAL MARKETS -- 0.1%
Deutsche Bank AG                                                                              1,759            226,607
                                                                                                         -------------

CHEMICALS -- 0.4%
BASF AG                                                                                       5,193            720,985
                                                                                                         -------------
CONSTRUCTION & ENGINEERING -- 0.6%
Bilfinger Berger AG                                                                          15,300          1,206,545
                                                                                                         -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Fresenius AG                                                                                 40,656          3,153,920
                                                                                                         -------------
INSURANCE -- 0.6%
Allianz AG                                                                                    4,648          1,086,025
                                                                                                         -------------
MULTI UTILITIES -- 1.5%
RWE AG                                                                                       21,951          2,755,887
                                                                                                         -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Patrizia Immobilien AG (b)                                                                   52,657            759,913
                                                                                                         -------------
SOFTWARE -- 1.3%
SAP AG                                                                                       41,902          2,451,678
                                                                                                         -------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.9%
Adidas-Salomon AG                                                                            86,024          5,642,929
                                                                                                         -------------
                                                                                                            18,004,489
                                                                                                         -------------

GREECE -- 1.4%
BANKS -- 1.0%
Alpha Credit Bank A.E                                                                        15,380            536,025
Greek Postal Savings Bank S.A                                                                37,407            821,487
National Bank of Greece SA                                                                    9,440            601,737
                                                                                                         -------------
                                                                                                             1,959,249
                                                                                                         -------------

DIVERSIFIED FINANCIALS -- 0.4%
Hellenic Exchanges S.A                                                                       23,049            739,540
                                                                                                         -------------
                                                                                                             2,698,789
                                                                                                         -------------

HONG KONG -- 3.1%
DIVERSIFIED FINANCIALS -- 0.7%
Guoco Group Ltd.                                                                             93,000          1,268,098
                                                                                                         -------------
MEDIA -- 0.4%
Television Broadcasts Ltd.                                                                  131,000            786,959
                                                                                                         -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
Chinese Estates Holdings Ltd.                                                               348,000            558,673
Hysan Development Company Ltd.                                                              230,000            637,586
                                                                                                         -------------
                                                                                                             1,196,259
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
China Unicom Ltd.                                                                         1,238,000          2,560,769
                                                                                                         -------------
                                                                                                             5,812,085
                                                                                                         -------------

IRELAND -- 0.4%
BANKS -- 0.1%
Anglo Irish Bank Corp. plc (b)                                                               10,279            190,555
                                                                                                         -------------
CONSTRUCTION MATERIALS -- 0.3%
CRH plc                                                                                      16,800            662,178
                                                                                                         -------------
                                                                                                               852,733
                                                                                                         -------------

ISRAEL -- 0.8%
PHARMACEUTICALS -- 0.8%
Teva Pharmaceutical Industries Ltd.                                                          36,167          1,608,346
                                                                                                         -------------

ITALY -- 2.6%
BANKS -- 1.0%
Intesa SanPaolo                                                                              55,626            407,329
UniCredito Italiano S.p.A                                                                   165,326          1,414,554
                                                                                                         -------------
                                                                                                             1,821,883
                                                                                                         -------------

DIVERSIFIED FINANCIALS -- 1.2%
IFI-Istituto Finanziario Industriale S.p.A. (a)                                              25,356            976,635
IFIL - Investments S.p.A                                                                    129,259          1,393,510
                                                                                                         -------------
                                                                                                             2,370,145
                                                                                                         -------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Geox S.p.A                                                                                   37,802            812,372
                                                                                                         -------------
                                                                                                             5,004,400
                                                                                                         -------------

JAPAN -- 15.0%
AUTOMOBILES -- 1.1%
Toyota Motor Corp.                                                                           36,300          2,142,637
                                                                                                         -------------
BANKS -- 0.6%
Bank of Yokohama Ltd.                                                                       163,000          1,125,312
                                                                                                         -------------
CHEMICALS -- 1.3%
Hitachi Chemical Co. Ltd.                                                                    17,700            365,973
Tokuyama Corp. (b)                                                                           79,000          1,198,772
Toray Industries, Inc. (b)                                                                  103,000            817,795
                                                                                                         -------------
                                                                                                             2,382,540
                                                                                                         -------------

CONSTRUCTION & ENGINEERING -- 0.3%
Okumura Corp. (b)                                                                           122,000            621,338
                                                                                                         -------------

CONSUMER FINANCE -- 1.3%
Orix Corp.                                                                                   10,610          2,420,077
                                                                                                         -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Keyence Corp.                                                                                 3,800            843,599
                                                                                                         -------------

GAS UTILITIES -- 0.7%
Tokyo Gas Co. Ltd.                                                                          275,000          1,280,851
                                                                                                         -------------

HOUSEHOLD DURABLES -- 0.3%
Sony Corp.                                                                                   11,800            572,202
                                                                                                         -------------

INSURANCE -- 0.6%
Mitsui Sumitomo Insurance Co.                                                                90,000          1,056,980
                                                                                                         -------------

MACHINERY -- 0.7%
Fanuc Ltd.                                                                                    4,900            499,534
THK CO. Ltd                                                                                  37,400            789,579
                                                                                                         -------------
                                                                                                             1,289,113
                                                                                                         -------------

MEDIA -- 0.3%
Toho Co. Ltd. (b)                                                                            30,100            594,846
                                                                                                         -------------

OFFICE ELECTRONICS -- 2.1%
CANON, Inc.                                                                                  69,000          3,766,422
                                                                                                         -------------

PERSONAL PRODUCTS -- 0.3%
Shiseido Company Ltd.                                                                        29,000            643,799
                                                                                                         -------------

PHARMACEUTICALS -- 0.7%
Eisai Co. Ltd.                                                                               29,600          1,399,277
                                                                                                         -------------

SOFTWARE -- 4.0%
Nintendo Co. Ltd.                                                                            12,700          6,611,762
Square Enix Co. Ltd. (b)                                                                     26,300            870,065
                                                                                                         -------------
                                                                                                             7,481,827
                                                                                                         -------------

SPECIALTY RETAIL -- 0.3%
Yamada Denki Co. Ltd.                                                                         6,700            663,205
                                                                                                         -------------

                                                                                                                28,284
                                                                                                         -------------

MEXICO -- 0.3%
CONSTRUCTION MATERIALS -- 0.3%
Cemex SAB de C.V. (b)                                                                        19,296            577,336
                                                                                                         -------------

NETHERLANDS -- 4.9%
CHEMICALS -- 0.7%
Akzo Nobel N.V. (b)                                                                          15,268          1,258,453
                                                                                                         -------------

DIVERSIFED TELECOMMUNICATION SERVICES -- 0.5%
Koninklijke (Royal) KPN N.V                                                                  50,163            870,565
                                                                                                         -------------

DIVERSIFIED FINANCIALS -- 0.5%
ING Groep N.V                                                                                21,776            966,684
                                                                                                         -------------

FOOD PRODUCTS -- 1.3%
Unilever NV                                                                                  87,627          2,705,346
                                                                                                         -------------

HOUSEHOLD DURABLES -- 1.0%
Philips Electronics N.V                                                                      41,563          1,875,892
                                                                                                         -------------

SEMICONDUCTOR EQUIPMENT -- 0.9%
ASML Holding N.V                                                                             49,398          1,637,795
                                                                                                         -------------
                                                                                                             9,314,735
                                                                                                         -------------

NORWAY -- 3.1%
DIVERSIFED TELECOMMUNICATION SERVICES -- 0.7%
Telenor ASA                                                                                  69,200          1,386,156
                                                                                                         -------------

OIL, GAS & CONSUMABLE FUELS -- 2.4%
Statoil ASA (b)                                                                             130,400          4,444,136
                                                                                                         -------------
                                                                                                             5,830,292
                                                                                                         -------------

RUSSIA -- 0.8%
METALS & MINING -- 0.4%
Evraz Group GDR                                                                              12,334            780,742
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
AFK Sistema                                                                                  23,372            777,119
                                                                                                         -------------
                                                                                                             1,557,861
                                                                                                         -------------

SINGAPORE -- 2.1%
BANKS -- 0.4%
DBS Group Holdings Ltd.                                                                      48,000            697,947
                                                                                                         -------------

INDUSTRIAL CONGLOMERATES -- 1.7%
Keppel Corp., Ltd.                                                                          338,000          3,276,472
                                                                                                         -------------
                                                                                                             3,974,419
                                                                                                         -------------

SOUTH KOREA -- 0.5%
AUTOMOBILES -- 0.2%
Hyundai Motor Co. Ltd. GDR (b)                                                               14,605            304,514
                                                                                                         -------------

FOOD PRODUCTS -- 0.3%
Lotte Confectionary Co. Ltd. (a)                                                                350            608,862
                                                                                                         -------------
                                                                                                               913,376
                                                                                                         -------------

SPAIN -- 4.5%
APPAREL -- 0.6%
Industria de Diseno Textil, S.A                                                              17,124          1,154,054
                                                                                                         -------------

BANKS -- 0.6%
Banco Santander Central Hispano S.A                                                          61,073          1,187,059
                                                                                                         -------------

DIVERSIFED TELECOMMUNICATION SERVICES -- 3.3%
Telefonica S.A                                                                              223,595          6,259,065
                                                                                                         -------------
                                                                                                             8,600,178
                                                                                                         -------------

SWEDEN -- 1.3%
BUILDING PRODUCTS -- 0.3%
Assa Abloy AB                                                                                28,800            597,793
                                                                                                         -------------

COMMUNICATIONS EQUIPMENT -- 1.0%
LM Eric Telephone Co.                                                                       488,000          1,953,909
                                                                                                         -------------
                                                                                                             2,551,702
                                                                                                         -------------

SWITZERLAND -- 9.7%
CAPITAL MARKETS -- 0.6%
UBS AG                                                                                       20,380          1,095,802
                                                                                                         -------------

CHEMICALS -- 1.0%
Lonza Group AG                                                                               17,428          1,901,100
                                                                                                         -------------

DIVERSIFIED FINANCIALS -- 0.5%
Pargesa Holding AG                                                                            8,963            987,720
                                                                                                         -------------

FOOD PRODUCTS -- 4.2%
Lindt & Spruengli AG                                                                            518          1,801,488
Nestle S.A                                                                                   13,564          6,093,169
                                                                                                         -------------
                                                                                                             7,894,657
                                                                                                         -------------

INSURANCE -- 0.5%
Swiss Re                                                                                     11,206            998,121
                                                                                                         -------------

PHARMACEUTICALS -- 2.9%
Novartis AG                                                                                  40,993          2,262,229
Roche Holding AG                                                                             17,652          3,200,633
                                                                                                         -------------
                                                                                                             5,462,862
                                                                                                         -------------
                                                                                                            18,340,262
                                                                                                         -------------

TAIWAN -- 1.3%
DIVERSIFED TELECOMMUNICATION SERVICES -- 0.5%
Chunghwa Telecom Co. Ltd.                                                                   558,426          1,039,519
                                                                                                         -------------

SEMICONDUCTOR EQUIPMENT -- 0.8%
Taiwan Semiconductor Manufacturing Company Ltd. (b)                                          40,383            408,676
United Microelectronics Corp. ADR                                                         1,603,000            939,229
                                                                                                         -------------
                                                                                                             1,347,905
                                                                                                         -------------
                                                                                                             2,387,424
                                                                                                         -------------

UNITED KINGDOM -- 13.2%
BANKS -- 1.2%
HSBC Holdings plc (b)                                                                        36,800            673,149
Lloyds TSB Group plc                                                                        116,897          1,297,527
Royal Bank of Scotland Group plc                                                             36,271            389,983
                                                                                                         -------------
                                                                                                             2,360,659
                                                                                                         -------------

CONTAINERS -- 0.4%
Rexam plc                                                                                    62,428            704,431
                                                                                                         -------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Smith & Nephew plc                                                                          108,642          1,329,267
                                                                                                         -------------

INSURANCE -- 0.2%
Amlin plc                                                                                    67,123            452,522
                                                                                                         -------------

METALS & MINING -- 2.9%
BHP Billiton plc                                                                             72,484          2,595,335
Rio Tinto plc                                                                                32,788          2,836,372
                                                                                                         -------------
                                                                                                             5,431,707
                                                                                                         -------------

MULTI UTILITIES -- 0.5%
National Grid plc                                                                            25,669            411,754
United Utilities plc                                                                         32,741            468,925
                                                                                                         -------------
                                                                                                               880,679
                                                                                                         -------------

OIL, GAS & CONSUMABLE FUELS -- 5.1%
BG Group plc                                                                                 61,496          1,064,463
BP plc                                                                                      367,177          4,263,385
Royal Dutch Shell plc - Class A                                                              99,117          4,090,414
                                                                                                         -------------
                                                                                                             9,418,262
                                                                                                         -------------

PHARMACEUTICALS -- 0.6%
GlaxoSmithKline plc                                                                          44,372          1,178,411
                                                                                                         -------------

WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
Vodafone Group plc                                                                          827,268          2,987,474
                                                                                                         -------------
                                                                                                            24,743,412
                                                                                                         -------------

TOTAL COMMON STOCKS                                                                                        177,505,372
                                                                                                         -------------

PREFERRED STOCK -- 0.5%
GERMANY -- 0.5%
AUTOMOBILES -- 0.5%
Porsche AG (a)                                                                                  404            863,013
                                                                                                         -------------

CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
DOMESTIC -- 1.2%
MMA Community Development Investment, Inc., 2.87%, 12/31/09, (c)+                           895,000            895,000
MMA Community Development Investment, Inc., 4.30%, 12/31/09, (c)+                         1,380,000          1,380,000
                                                                                                         -------------

TOTAL CORPORATE NOTES                                                                                        2,275,000
                                                                                                         -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 9.3%
Banco Santander Central Hispano S.A                                                       2,130,940          2,130,940
Northern Institutional Liquid Asset Portfolio                                            15,505,534         15,505,534
U.S. Treasury Inflation Indexed Bonds, .88%, 4/15/10                                        509,059            543,418
                                                                                                         -------------

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                                  18,179,892
                                                                                                         -------------

TOTAL INVESTMENTS (Cost $149,241,718) -- 104.9%                                                            198,823,277

     Liabilities in excess of other assets -- (4.9%)                                                        (9,269,064)
                                                                                                         -------------

NET ASSETS -- 100.0%                                                                                     $ 189,554,213
                                                                                                         =============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.87% - 12/01, $895,000 and MMA Community Development Investment, Inc., 4.30% - 12/01, $1,380,000. At September 30, 2007 these securities had an aggregate market value of $2,275,000, Representing 1.2% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2007. Date presented reflects next rate change date.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

plc - Public Liability Company

See notes to schedule of portfolio investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
September 30, 2007 (Unaudited)

                                                                          SHARES           VALUE
COMMON STOCKS -- 99.0%
AIRLINES -- 0.2%
UAL Corp. (a)                                                                3,936      $    183,142
                                                                                        ------------
APPAREL MANUFACTURERS -- 0.3%
Jones Apparel Group, Inc.                                                    4,335            91,599
V.F. Corp.                                                                   1,430           115,472
                                                                                        ------------
                                                                                             207,071
                                                                                        ------------

AUTOMOTIVE -- 0.4%
BorgWarner, Inc.                                                             1,300           118,989
Ford Motor Co. (a)                                                          25,694           218,142
                                                                                        ------------
                                                                                             337,131
                                                                                        ------------

BANKS -- 14.2%
Banco Bilbao Vizcaya Argentaria, S.A. ADR (b)                                2,097            48,823
Bank of America Corp.                                                       60,163         3,024,393
Bank of New York Mellon Corp.                                               17,764           784,103
BB&T Corp.                                                                   7,580           306,156
Comerica, Inc.                                                               2,970           152,302
Commerce Bancorp, Inc.                                                       5,025           194,870
Fifth Third Bancorp                                                          7,800           264,264
First Horizon National Corp.                                                 4,340           115,704
Huntington Bancshares, Inc.                                                  2,080            35,318
KeyCorp                                                                      5,490           177,492
M & T Bank Corp.                                                             1,220           126,209
Marshall & Ilsley Corp.                                                      2,970           129,997
National City Corp.                                                          7,850           196,957
Northern Trust Corp.                                                         2,561           169,717
Popular, Inc. (b)                                                            3,520            43,226
Regions Financial Corp.                                                     10,985           323,838
Sovereign Bancorp, Inc.                                                      6,368           108,511
SunTrust Banks, Inc.                                                         5,300           401,051
U.S. Bancorp                                                                27,762           903,098
UnionBanCal Corp.                                                            2,010           117,404
Wachovia Corp.                                                              26,066         1,307,210
Wells Fargo & Co.                                                           47,237         1,682,581
Zions Bancorp                                                                1,420            97,511
                                                                                        ------------
                                                                                          10,710,735
                                                                                        ------------

BEVERAGES -- 2.4%
Coca-Cola Company                                                           26,760         1,537,897
Coca-Cola Enterprises, Inc.                                                  5,760           139,507
Pepsi Bottling Group, Inc.                                                   4,080           151,654
                                                                                        ------------
                                                                                           1,829,058
                                                                                        ------------

BROADCAST SERVICES & PROGRAMMING -- 1.0%
CBS Corp., Class B                                                          10,780           339,570
Clear Channel Communications, Inc.                                           7,080           265,075
Liberty Media Corp. (a)                                                        934           116,591
                                                                                        ------------
                                                                                             721,236
                                                                                        ------------

BROKERAGE SERVICES -- 7.4%
A.G. Edwards, Inc.                                                           1,288           109,364
Bear Stearns Cos., Inc.                                                      2,033           249,673
Goldman Sachs Group, Inc.                                                    2,028           439,549
JPMorgan Chase & Co.                                                        53,935         2,471,301
Lehman Brothers Holdings, Inc.                                               6,930           427,789
Merrill Lynch & Co.                                                         13,089           932,984
Morgan Stanley                                                              15,126           952,938
                                                                                        ------------
                                                                                           5,583,598
                                                                                        ------------

BUSINESS SERVICES -- 0.2%
Fidelity National Information Services, Inc.                                 2,151            95,440
Manpower, Inc.                                                               1,320            84,942
                                                                                        ------------
                                                                                             180,382
                                                                                        ------------

CHEMICALS - GENERAL -- 1.2%
Air Products & Chemicals, Inc.                                               2,710           264,929
International Flavors & Fragrances, Inc.                                     1,451            76,700
Lyondell Chemical Co.                                                        3,730           172,886
PPG Industries, Inc.                                                         2,460           185,853
Rohm & Haas Company                                                          3,400           189,278
                                                                                        ------------
                                                                                             889,646
                                                                                        ------------

COMPUTER SERVICES -- 0.2%
Electronic Data Systems Corp.                                                5,880           128,419
                                                                                        ------------

COMPUTER STORAGE DEVICES -- 0.3%
Seagate Technology (b)                                                       8,420           215,384
                                                                                        ------------

COMPUTERS & PERIPHERALS -- 2.3%
Hewlett-Packard Co.                                                         15,010           747,348
International Business Machines Corp.                                        8,172           962,662
                                                                                        ------------
                                                                                           1,710,010
                                                                                        ------------

CONGLOMERATES -- 0.6%
Emerson Electric Co.                                                         8,520           453,434
                                                                                        ------------

CONSTRUCTION SERVICES -- 0.2%
D.R. Horton, Inc.                                                            4,110            52,649
Lennar Corp.                                                                 2,570            58,211
Toll Brothers, Inc. (a)                                                      2,057            41,119
                                                                                        ------------
                                                                                             151,979
                                                                                        ------------

CONSUMER FINANCIAL SERVICES -- 0.4%
H&R Block, Inc.                                                              7,080           149,954
SLM Corp.                                                                    3,434           170,567
                                                                                        ------------
                                                                                             320,521
                                                                                        ------------

CONSUMER PRODUCTS -- 0.1%
Bausch & Lomb, Inc.                                                          1,305            83,520
                                                                                        ------------

CONTAINERS - PAPER & PLASTIC -- 0.1%
Avery Dennison Corp.                                                         1,380            78,688
                                                                                        ------------

COSMETICS & TOILETRIES -- 0.7%
Kimberly-Clark Corp.                                                         7,711           541,775
                                                                                        ------------

DISTRIBUTION -- 0.3%
Genuine Parts Co.                                                            2,980           149,000
W.W. Grainger, Inc.                                                          1,080            98,485
                                                                                        ------------
                                                                                             247,485
                                                                                        ------------

E-COMMERCE -- 0.1%
IAC/InterActiveCorp (a)                                                      2,920            86,636
                                                                                        ------------

ELECTRIC SERVICES -- 1.2%
Alliant Energy Corp.                                                         2,810           107,679
CenterPoint Energy, Inc.                                                     5,353            85,809
Consolidated Edison, Inc.                                                    3,870           179,181
FPL Group, Inc.                                                              6,120           372,586
NiSource, Inc.                                                               3,580            68,521
Pepco Holdings, Inc.                                                         4,130           111,840
                                                                                        ------------
                                                                                             925,616
                                                                                        ------------

ELECTRIC UTILITIES -- 0.5%
Northeast Utilities                                                          2,697            77,053
Pinnacle West Capital Corp.                                                  1,807            71,395
Spectra Energy Corp.                                                         9,935           243,209
                                                                                        ------------
                                                                                             391,657
                                                                                        ------------

ELECTRONIC & ELECTRICAL - GENERAL -- 0.6%
Arrow Electronics, Inc. (a)                                                  2,680           113,954
LSI Logic Corp. (a)                                                         15,558           115,440
Tyco Electronics Ltd.                                                        7,115           252,084
                                                                                        ------------
                                                                                             481,478
                                                                                        ------------

ENERGY -- 0.8%
Valero Energy Corp.                                                          8,744           587,422
                                                                                        ------------

FINANCIAL SERVICES -- 9.5%
Ambac Financial Group, Inc.                                                  1,680           105,689
Ameriprise Financial, Inc.                                                   3,466           218,739
Capital One Financial Corp.                                                  6,636           440,829

CIT Group, Inc.                                                              3,530           141,906
Citigroup, Inc.                                                             66,083         3,084,094
Countrywide Financial Corp.                                                  9,650           183,447
Discover Financial Services                                                  7,208           149,926
Federal Home Loan Mortgage Corp.                                            10,437           615,887
Federal National Mortgage Association                                       15,572           946,933
Janus Capital Group, Inc.                                                    5,467           154,607
MBIA, Inc.                                                                   2,670           163,004
MGIC Investment Corp.                                                        1,650            53,312
PNC Financial Services Group, Inc.                                           5,710           388,851
Synovus Financial Corp.                                                      3,071            86,142
The Student Loan Corp.                                                         364            65,636
Washington Mutual, Inc.                                                     11,808           416,940
                                                                                        ------------
                                                                                           7,215,942
                                                                                        ------------

FIRE, MARINE, AND CASUALTY INSURANCE -- 0.4%
Axis Capital Holdings Ltd. (b)                                               2,986           116,185
Transatlantic Holdings, Inc.                                                 1,150            80,880
White Mountains Insurance Group Ltd. (b)                                       200           103,950
                                                                                        ------------
                                                                                             301,015
                                                                                        ------------

FOOD DISTRIBUTORS & WHOLESALERS -- 0.5%
Dean Foods Co.                                                               1,979            50,623
Sara Lee Corp.                                                              10,410           173,743
SUPERVALU, Inc.                                                              3,784           147,614
                                                                                        ------------
                                                                                             371,980
                                                                                        ------------

FOOD PROCESSING -- 1.1%
Bunge Ltd. (b)                                                               1,920           206,304
ConAgra Foods, Inc.                                                          6,310           164,880
H.J. Heinz Co.                                                               5,170           238,855
Hormel Foods Corp.                                                           5,240           187,487
McCormick & Co.                                                              1,799            64,710
                                                                                        ------------
                                                                                             862,236
                                                                                        ------------

FOOD PRODUCTS -- 1.4%
General Mills, Inc.                                                          4,143           240,335
Kraft Foods, Inc.                                                           22,851           788,588
                                                                                        ------------
                                                                                           1,028,923
                                                                                        ------------

FOOD STORES -- 0.5%
Kroger Co.                                                                   7,560           215,611
Safeway, Inc.                                                                4,910           162,570
                                                                                        ------------
                                                                                             378,181
                                                                                        ------------

FORESTRY -- 0.2%
Plum Creek Timber Co., Inc.                                                  3,030           135,623
                                                                                        ------------

FURNITURE & HOME FURNISHINGS -- 0.1%
Leggett & Platt, Inc.                                                        4,000            76,640
                                                                                        ------------

HEALTH CARE SERVICES -- 0.2%
AmerisourceBergen Corp.                                                      3,380           153,215
                                                                                        ------------

HOTELS & MOTELS -- 0.1%
Wyndham Worldwide Corp.                                                      3,434           112,498
                                                                                        ------------

HOUSEHOLD PRODUCTS -- 0.1%
Newell Rubbermaid, Inc.                                                      3,410            98,276
                                                                                        ------------

INDUSTRIAL GOODS & SERVICES -- 0.2%
Masco Corp.                                                                  5,370           124,423
                                                                                        ------------

INSURANCE -- 9.5%
Allstate Corp.                                                               9,560           546,736
American International Group, Inc.                                          34,532         2,336,089
Aon Corp.                                                                    4,490           201,197
Assurant, Inc.                                                               1,710            91,485
Chubb Corp.                                                                  6,510           349,196
CIGNA Corp.                                                                  2,622           139,726
Cincinnati Financial Corp.                                                   4,150           179,737
Everest Re Group (b)                                                         1,400           154,336
First American Corp.                                                         1,690            61,888
Genworth Financial, Inc.                                                     6,830           209,886
Hartford Financial Services Group, Inc.                                      5,100           472,005
Lincoln National Corp.                                                       4,365           287,959
Marsh & McLennan Cos., Inc.                                                  8,310           211,905
MetLife, Inc.                                                               12,082           842,478
Prudential Financial, Inc.                                                   5,040           491,803
Radian Group, Inc.                                                           1,551            36,107
RenaissanceRe Holdings Ltd. (b)                                                407            26,622
SAFECO Corp.                                                                 1,930           118,155
The PMI Group, Inc.                                                          2,670            87,309
Torchmark Corp.                                                              1,550            96,596
UnumProvident Corp.                                                          5,640           138,011
Willis Group Holdings, Ltd. (b)                                              3,490           142,881
                                                                                        ------------
                                                                                           7,222,107
                                                                                        ------------

INSURANCE PROPERTY-CASUALTY -- 1.7%
ACE Ltd. (b)                                                                 5,290           320,415
Fidelity National Title, Class A (a)                                         4,014            70,165
Markel Corp. (a)                                                               189            91,476
The Travelers Companies, Inc.                                               10,890           548,203
XL Capital Ltd. (b)                                                          3,040           240,768
                                                                                        ------------
                                                                                           1,271,027
                                                                                        ------------

IRON & STEEL -- 0.3%
United States Steel Corp.                                                    1,870           198,108
                                                                                        ------------

MACHINERY -- 0.7%
Deere & Co.                                                                  1,584           235,097
Ingersoll-Rand Co. Ltd. (b)                                                  4,730           257,643
Stanley Works                                                                1,320            74,092
                                                                                        ------------
                                                                                             566,832
                                                                                        ------------

MANUFACTURING -- 1.1%
Cooper Industries Ltd., Class A (b)                                          2,630           134,367
Domtar Corp. (a)                                                            10,904            89,413
MoHawk Industries, Inc. (a)                                                    871            70,812
SPX Corp.                                                                    1,110           102,742
Tyco International Ltd.                                                      8,135           360,706
Whirlpool Corp.                                                              1,244           110,840
                                                                                        ------------
                                                                                             868,880
                                                                                        ------------

MEDICAL - BIOMEDICAL/GENETIC -- 0.3%
Biogen Idec, Inc. (a)                                                        3,193           211,792
                                                                                        ------------

MEDICAL - HOSPITALS -- 0.1%
Health Management Associates, Inc., Class A                                  7,602            52,758
                                                                                        ------------

MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
Boston Scientific Corp. (a)                                                 21,142           294,931
                                                                                        ------------

MEDICAL SUPPLIES -- 0.5%
Covidien Ltd. (a)                                                            7,115           295,272
Hillenbrand Industry, Inc.                                                   1,580            86,932
                                                                                        ------------
                                                                                             382,204
                                                                                        ------------

MULTIMEDIA -- 0.6%
Time Warner, Inc.                                                           23,264           427,127
                                                                                        ------------

NEWSPAPERS -- 0.6%
E.W. Scripps Co.                                                             2,000            84,000
Gannett Co., Inc.                                                            3,810           166,496
The Washington Post Company, Class B                                           142           113,998
Tribune Co.                                                                  2,490            68,027
                                                                                        ------------
                                                                                             432,521
                                                                                        ------------

OFFICE EQUIPMENT & SERVICES -- 0.7%
Pitney Bowes, Inc.                                                           5,890           267,524
Xerox Corp. (a)                                                             13,430           232,876
                                                                                        ------------
                                                                                             500,400
                                                                                        ------------

OIL - INTEGRATED -- 3.0%
ConocoPhillips                                                              22,200         1,948,494
Hess Corp.                                                                   4,630           308,034
                                                                                        ------------
                                                                                           2,256,528
                                                                                        ------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 2.3%
Anadarko Petroleum Corp.                                                     6,490           348,838
Apache Corp.                                                                 4,936           444,536
Devon Energy Corp.                                                           6,539           544,045
Nabors Industries Ltd. (a)(b)                                                2,252            69,294

ONEOK, Inc.                                                                  1,601            75,887
Patterson-UTI Energy, Inc.                                                   3,004            67,800
Pioneer Natural Resources                                                    2,200            98,956
Rowan Cos., Inc.                                                             2,027            74,148
                                                                                        ------------
                                                                                           1,723,504
                                                                                        ------------

OIL & GAS OPERATIONS -- 0.7%
Chesapeake Energy Corp.                                                      5,330           187,935
Cimarex Energy Co.                                                           1,839            68,503
Newfield Exploration Co. (a)                                                 2,080           100,173
Noble Energy, Inc.                                                           2,473           173,209
                                                                                        ------------
                                                                                             529,820
                                                                                        ------------

OIL & GAS TRANSMISSION -- 0.5%
El Paso Corp.                                                               10,990           186,500
Sempra Energy                                                                3,920           227,831
                                                                                        ------------
                                                                                             414,331
                                                                                        ------------

PAPER PRODUCTS -- 1.0%
International Paper Co.                                                      6,950           249,297
MeadWestvaco Corp.                                                           3,520           103,946
Smurfit-Stone Container Corp. (a)                                            8,366            97,715
Temple-Inland, Inc.                                                          1,600            84,208
Weyerhaeuser Co.                                                             3,520           254,495
                                                                                        ------------
                                                                                             789,661
                                                                                        ------------

PHARMACEUTICALS -- 6.7%
Abbott Laboratories                                                         16,690           894,918
Bristol-Myers Squibb Co.                                                    31,240           900,337
Eli Lilly and Co.                                                           15,010           854,519
Hospira, Inc. (a)                                                            1,788            74,113
Merck & Co., Inc.                                                           31,859         1,646,791
Omnicare, Inc.                                                               2,234            74,012
PharMerica Corp. (a)                                                           281             4,193
Wyeth                                                                       14,390           641,075
                                                                                        ------------
                                                                                           5,089,958
                                                                                        ------------

PRINTING - COMMERCIAL -- 0.2%
R.R. Donnelley & Sons Co.                                                    3,490           127,594
                                                                                        ------------

PUBLISHING -- 0.1%
Idearc, Inc.                                                                 3,456           108,760
                                                                                        ------------

RAILROADS -- 0.3%
Norfolk Southern Corp.                                                       4,530           235,152
                                                                                        ------------

RAW MATERIALS -- 0.1%
Vulcan Materials Co.                                                         1,250           111,438
                                                                                        ------------

REAL ESTATE INVESTMENT TRUST -- 1.5%
Archstone-Smith Trust                                                        3,630           218,308
Developers Diversified Realty Corp.                                          1,930           107,829
Equity Residential                                                           4,380           185,537
HCP, Inc.                                                                    1,525            50,584
iStar Financial, Inc.                                                        1,615            54,894
Kimco Realty Corp.                                                           3,630           164,112
Public Storage, Inc.                                                         1,340           105,391
Regency Centers Corp.                                                        1,134            87,035
Vornado Realty Trust                                                         1,464           160,088
                                                                                        ------------
                                                                                           1,133,778
                                                                                        ------------

REAL ESTATE OPERATIONS -- 2.0%
AMB Property Corp.                                                           1,540            92,107
Apartment Investment & Management Co.                                        1,630            73,562
AvalonBay Communities, Inc.                                                  1,350           159,381
Boston Properties, Inc.                                                      1,630           169,357
Duke Realty Corp.                                                            2,380            80,468
Forest City Enterprises, Inc., Class A                                       1,004            55,381
Host Hotels & Resorts, Inc.                                                  9,372           210,308
Macerich Co.                                                                 1,250           109,475
Simon Property Group, Inc.                                                   2,510           250,999
SL Green Realty Corp.                                                          945           110,348
UDR, Inc.                                                                    2,870            69,798
Ventas, Inc.                                                                 2,113            87,478
Weingarten Realty Investors                                                  1,584            65,673
                                                                                        ------------
                                                                                           1,534,335
                                                                                        ------------

RECREATIONAL ACTIVITIES -- 0.6%
Carnival Corp. (b)                                                           7,490           362,741
Royal Caribbean Cruises Ltd. (b)                                             2,260            88,208
                                                                                        ------------
                                                                                             450,949
                                                                                        ------------

RECREATIONAL PRODUCTS -- 0.3%
Hasbro, Inc.                                                                 2,701            75,304
Mattel, Inc.                                                                 6,440           151,082
                                                                                        ------------
                                                                                             226,386
                                                                                        ------------

RESIDENTIAL BUILDING CONSTRUCTION -- 0.2%
Centex Corp.                                                                 1,610            42,778
KB Home                                                                      2,285            57,262
Pulte Homes, Inc.                                                            3,470            47,227
                                                                                        ------------
                                                                                             147,267
                                                                                        ------------

RESTAURANTS -- 1.0%
McDonald's Corp.                                                            12,752           694,602
Wendy's International, Inc.                                                  2,142            74,777
                                                                                        ------------
                                                                                             769,379
                                                                                        ------------

RETAIL -- 0.6%
Limited Brands, Inc.                                                         6,530           149,472
Sherwin-Williams Co.                                                         1,770           116,307
The Gap, Inc.                                                                9,860           181,818
                                                                                        ------------
                                                                                             447,597
                                                                                        ------------

SAVINGS & LOANS -- 0.3%
Hudson City Bancorp, Inc.                                                    9,810           150,878
People's United Financial, Inc.                                              4,914            84,914
                                                                                        ------------
                                                                                             235,792
                                                                                        ------------

SEMICONDUCTORS -- 0.5%
Intersil Corp.                                                               3,100           103,633
Maxim Integrated Products, Inc.                                              5,482           160,897
Microchip Technology, Inc.                                                   3,156           114,626
                                                                                        ------------
                                                                                             379,156
                                                                                        ------------

SOFTWARE & SERVICES -- 0.1%
Cadence Design Systems, Inc. (a)                                             4,610           102,296
                                                                                        ------------

TELECOMMUNICATIONS -- 10.0%
ALLTEL Corp.                                                                 5,180           360,942
AT&T, Inc.                                                                  92,389         3,908,978
CenturyTel, Inc.                                                             1,880            86,894
Sprint Nextel Corp.                                                         42,939           815,841
Telephone & Data Systems, Inc.                                               1,172            78,231
Verizon Communications, Inc.                                                45,603         2,019,301
Virgin Media, Inc.                                                           3,830            92,954
Windstream Corp.                                                             8,712           123,013
                                                                                        ------------
                                                                                           7,486,154
                                                                                        ------------

TELECOMMUNICATIONS-SERVICES & EQUIPMENT -- 0.4%
Embarq Corp.                                                                 2,470           137,332
Tellabs, Inc. (a)                                                           16,677           158,765
                                                                                        ------------
                                                                                             296,097
                                                                                        ------------

WASTE MANAGEMENT -- 0.1%
Republic Services, Inc.                                                      3,180           104,018
                                                                                        ------------

TOTAL COMMON STOCKS                                                                       75,033,612
                                                                                        ------------

SHORT TERM INVESTMENTS -- 0.2%
Northern Institutional Government Select Portfolio                         178,256           178,256
                                                                                        ------------

CORPORATE NOTES -- 1.0%
COMMUNITY DEVELOPMENT -- 1.0%
MMA Community Development Investment, Inc., 2.87%, 12/31/09, (c)+          175,000           175,000
MMA Community Development Investment, Inc., 4.30%, 12/31/09, (c)+          585,000           585,000
                                                                                        ------------

TOTAL CORPORATE NOTES                                                                        760,000
                                                                                        ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 3.2%
Northern Institutional Liquid Asset Portfolio                            2,443,118         2,443,118
                                                                                        ------------

TOTAL INVESTMENTS (Cost $66,018,873) -- 103.4%                                            78,414,986

   Liabilities in excess of other assets -- (3.4%)                                        (2,561,327)
                                                                                        ------------

NET ASSETS -- 100.0%                                                                    $ 75,853,659
                                                                                        ============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2007.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.87% - 7/02, $175,000 and MMA Community Development Investment, Inc., 4.30% - 12/01, $585,000. At September 30, 2007 these securities had an aggregate market value of $760,000, representing 1.0% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2007. Date presented reflects next rate change date.

plc - Public Liability Company



                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------  -------------

S&P 500 Index Futures Contract, expiring December, 2007
 (underlying face amount  at value $769,050)                    2        $24,550


See notes to schedule of portfolio investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
September 30, 2007 (Unaudited)

                                                                      SHARES        VALUE

COMMON STOCKS -- 98.9%
ADVERTISING -- 0.3%
Omnicom Group, Inc.                                                      190      $     9,137
                                                                                  -----------
ADVERTISING AGENCIES -- 0.3%
Interpublic Group of Companies, Inc. (a)                                 307            3,187
Lamar Advertising Co.                                                     63            3,085
Monster Worldwide, Inc. (a)                                               89            3,031
                                                                                  -----------
                                                                                        9,303
                                                                                  -----------

AIRLINES -- 0.3%
AMR Corp. (a)                                                            188            4,191
Southwest Airlines Co.                                                   346            5,120
                                                                                  -----------
                                                                                        9,311
                                                                                  -----------

APPAREL MANUFACTURERS -- 0.8%
Coach, Inc. (a)                                                          189            8,934
NIKE, Inc. - Class B                                                     181           10,618
Polo Ralph Lauren Corp.                                                   35            2,721
                                                                                  -----------
                                                                                       22,273
                                                                                  -----------

ASSET MANAGEMENT -- 0.6%
Franklin Resources, Inc.                                                  84           10,710
Legg Mason, Inc.                                                          74            6,237
                                                                                  -----------
                                                                                       16,947
                                                                                  -----------

AUTO & TRUCK PARTS -- 0.1%
WABCO Holdings, Inc.                                                      83            3,880
                                                                                  -----------

BANKS -- 1.0%
Berkshire Hathaway, Inc. - Class B (a)                                     4           15,808
State Street Corp.                                                       172           11,724
                                                                                  -----------
                                                                                       27,532
                                                                                  -----------
BEVERAGES -- 2.4%
Coca-Cola Company                                                        325           18,678
PepsiCo, Inc.                                                            689           50,476
                                                                                  -----------
                                                                                       69,154
                                                                                  -----------
BROADCAST SERVICES & PROGRAMMING -- 0.3%
Liberty Global, Inc. - Class A (a)                                        93            3,815
Liberty Global, Inc. - Series C (a)                                      103            3,982
                                                                                  -----------
                                                                                        7,797
                                                                                  -----------

BROADCASTING/CABLE -- 3.0%
Cablevision Systems Corp. - Class A (a)                                  143            4,996
Citadel Broadcasting Corp.                                               123              512
Comcast Corp. - Class A (a)                                              877           21,206
Comcast Corp. - Special Class A (a)                                      466           11,165
DIRECTV Group, Inc. (a)                                                  285            6,920
EchoStar Communications Corp. - Class A (a)                              120            5,617
Liberty Media Corp. - Capital (a)                                         44            5,493
Walt Disney Co.                                                          855           29,403
                                                                                  -----------
                                                                                       85,312
                                                                                  -----------

BROKERAGE SERVICES -- 1.3%
Charles Schwab Corp.                                                     495           10,692
Goldman Sachs Group, Inc.                                                109           23,625
TD Ameritrade Holding Corp. (a)                                          183            3,334
                                                                                  -----------
                                                                                       37,651
                                                                                  -----------

BUSINESS SERVICES -- 1.8%
Accenture Ltd.                                                           277           11,149
Automatic Data Processing, Inc.                                          265           12,172
Ceridian Corp. (a)                                                       104            3,613
IntercontinentalExchange, Inc. (a)                                        27            4,101
Iron Mountain, Inc. (a)                                                  117            3,566
Johnson Controls, Inc.                                                    91           10,748
Paychex, Inc.                                                            182            7,462
                                                                                  -----------
                                                                                       52,811
                                                                                  -----------

CHEMICALS - GENERAL -- 0.7%
Air Products & Chemicals, Inc.                                            53            5,181
Huntsman Corp.                                                           106            2,808
Praxair, Inc.                                                            151           12,648
                                                                                  -----------
                                                                                       20,637
                                                                                  -----------

COAL -- 0.2%
Arch Coal, Inc.                                                           79            2,665
CONSOL Energy, Inc.                                                       86            4,008
                                                                                  -----------
                                                                                        6,673
                                                                                  -----------

COMMERCIAL SERVICES -- 0.2%
Equifax, Inc.                                                            115            4,384
                                                                                  -----------

COMMUNICATIONS EQUIPMENT -- 0.8%
Avaya, Inc. (a)                                                        1,425           24,168
                                                                                  -----------

COMMUNICATIONS SERVICES -- 0.6%
American Tower Corp. (a)                                                 245           10,668
Crown Castle International Corp. (a)                                     180            7,313
                                                                                  -----------
                                                                                       17,981
                                                                                  -----------

COMPUTER STORAGE DEVICES -- 1.2%
EMC Corp. (a)                                                            948           19,718
Micron Technology, Inc. (a)                                              343            3,807
Network Appliance, Inc. (a)                                              172            4,629
SanDisk Corp. (a)                                                         91            5,014
                                                                                  -----------
                                                                                       33,168
                                                                                  -----------

COMPUTERS & PERIPHERALS -- 9.6%
Apple, Inc. (a)                                                          378           58,038
Cisco Systems, Inc. (a)                                                2,640           87,411
Dell, Inc. (a)                                                           929           25,640
Hewlett-Packard Co.                                                      738           36,745
International Business Machines Corp.                                    423           49,829
NCR Corp. (a)                                                            107            5,329
Sun Microsystems, Inc. (a)                                             1,583            8,881
                                                                                  -----------
                                                                                      271,873
                                                                                  -----------

CONGLOMERATES -- 1.4%
3M Co.                                                                   314           29,384
Emerson Electric Co.                                                     182            9,686
                                                                                  -----------
                                                                                       39,070
                                                                                  -----------

CONSTRUCTION -- 0.4%
Fluor Corp.                                                               42            6,048
Joy Global, Inc.                                                          62            3,153
Martin Marietta Materials, Inc.                                           24            3,205
                                                                                  -----------
                                                                                       12,406
                                                                                  -----------

CONSUMER FINANCIAL SERVICES -- 1.4%
American Express Co.                                                     451           26,776
MasterCard, Inc. - Class A                                                33            4,883
Western Union Co.                                                        371            7,780
                                                                                  -----------
                                                                                       39,439
                                                                                  -----------

CONSUMER GOODS & SERVICES -- 3.1%
Procter & Gamble Co.                                                   1,272           89,472
                                                                                  -----------

CONTAINERS - PAPER & PLASTIC -- 0.1%
Sealed Air Corp.                                                         134            3,425
                                                                                  -----------

COSMETICS & TOILETRIES -- 1.1%
Avon Products, Inc.                                                      225            8,444
Clorox Co.                                                               100            6,099
Colgate-Palmolive Co.                                                    250           17,830
                                                                                  -----------
                                                                                       32,373
                                                                                  -----------

E-COMMERCE -- 1.4%
Amazon.com, Inc. (a)                                                     143           13,320
eBay, Inc. (a)                                                           482           18,808
Liberty Media Corp. - Interactive (a)                                    353            6,781
                                                                                  -----------
                                                                                       38,909
                                                                                  -----------

ELECTRIC SERVICES -- 0.5%
TXU Corp.                                                                214           14,653
                                                                                  -----------

ELECTRIC UTILITIES -- 0.4%
AES Corp. (a)                                                            319            6,393
NRG Energy, Inc. (a)                                                     115            4,863
                                                                                  -----------
                                                                                       11,256
                                                                                  -----------

ELECTRONIC & ELECTRICAL - GENERAL -- 0.1%
Harman International Industries, Inc.                                     34            2,942
                                                                                  -----------

FINANCIAL SERVICES -- 1.7%
Bank of New York Mellon Corp.                                             49            2,163
CME Group, Inc.                                                           20           11,747
E*Trade Financial Corp. (a)                                              271            3,539
Moody's Corp.                                                            116            5,846
Nymex Holdings, Inc.                                                      45            5,858
NYSE Euronext                                                             70            5,542
SLM Corp.                                                                112            5,563
T. Rowe Price Group, Inc.                                                140            7,797
                                                                                  -----------
                                                                                       48,055
                                                                                  -----------

FOOD PROCESSING -- 0.7%
Campbell Soup Co.                                                        161            5,957
Kellogg Co.                                                              152            8,512
Wm. Wrigley Jr., Co.                                                     108            6,937
                                                                                  -----------
                                                                                       21,406
                                                                                  -----------

FOOD STORES -- 0.8%
Kroger Co.                                                               175            4,991
Safeway, Inc.                                                            148            4,900
Sysco Corp.                                                              279            9,930
Whole Foods Market, Inc.                                                  69            3,378
                                                                                  -----------
                                                                                       23,199
                                                                                  -----------

HEALTH CARE SERVICES -- 0.4%
AmerisourceBergen Corp.                                                   49            2,221
Laboratory Corp. of America Hldgs. (a)                                    74            5,789
Quest Diagnostics, Inc.                                                   78            4,506
                                                                                  -----------
                                                                                       12,516
                                                                                  -----------

HOTELS & MOTELS -- 0.8%
Hilton Hotels Corp.                                                      184            8,553
Marriott International, Inc. - Class A                                   176            7,651
Starwood Hotels & Resorts Worldwide, Inc. (a)                            122            7,412
                                                                                  -----------
                                                                                       23,616
                                                                                  -----------

INDUSTRIAL GOODS -- 0.8%
American Standard Companies, Inc.                                        129            4,595
Fastenal Co.                                                              83            3,769
Illinois Tool Works, Inc.                                                225           13,419
                                                                                  -----------
                                                                                       21,783
                                                                                  -----------

INSURANCE -- 3.2%
Aetna, Inc.                                                              235           12,753
AFLAC, Inc.                                                              231           13,176
CIGNA Corp.                                                              104            5,542
Coventry Health Care, Inc. (a)                                            95            5,910
Health Net, Inc. (a)                                                      72            3,892
Humana, Inc. (a)                                                          82            5,730
Principal Fianncial Group, Inc.                                          121            7,634
Prudential Financial, Inc.                                               109           10,636
The Progressive Corp.                                                    339            6,580
WellPoint, Inc. (a)                                                      249           19,652
                                                                                  -----------
                                                                                       91,505
                                                                                  -----------

INTERNET INFORMATION PROVIDERS -- 2.5%
Google, Inc. - Class A (a)                                               102           57,862
Yahoo!, Inc. (a)                                                         529           14,198
                                                                                  -----------
                                                                                       72,060
                                                                                  -----------

IRON & STEEL -- 0.5%
Allegheny Technologies, Inc.                                              50            5,498
Nucor Corp.                                                              149            8,861
                                                                                  -----------
                                                                                       14,359
                                                                                  -----------

MACHINERY -- 0.4%
Deere & Co.                                                               71           10,538
                                                                                  -----------

MANUFACTURING -- 0.7%
Cummins, Inc.                                                             50            6,395
Ford Motor Co. (a)                                                       445            3,778
PACCAR Inc.                                                              117            9,974
                                                                                  -----------
                                                                                       20,147
                                                                                  -----------

MEDICAL - BIOMEDICAL/GENETIC -- 1.0%
Amgen, Inc. (a)                                                          512           28,964
                                                                                  -----------

MEDICAL EQUIPMENT & SUPPLIES -- 3.8%
Baxter International, Inc.                                               304           17,109
Becton, Dickinson & Co.                                                  126           10,338
C.R. Bard, Inc.                                                           65            5,732
DENTSPLY International, Inc.                                             200            8,328
Medtronic, Inc.                                                          505           28,488
St. Jude Medical, Inc. (a)                                               175            7,712
Stryker Corp.                                                            135            9,283
Thermo Fisher Scientific, Inc. (a)                                       196           11,313
Zimmer Holdings, Inc. (a)                                                118            9,557
                                                                                  -----------
                                                                                      107,860
                                                                                  -----------

MULTIMEDIA -- 0.7%
Time Warner, Inc.                                                      1,087           19,957
                                                                                  -----------

OFFICE EQUIPMENT & SERVICES -- 0.1%
Xerox Corp. (a)                                                          212            3,676
                                                                                  -----------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 1.8%
ENSCO International Inc.                                                  74            4,151
EOG Resources, Inc.                                                      119            8,607
Foster Wheeler, Ltd. (a)                                                  35            4,595
GlobalSantaFe Corp.                                                      111            8,438
Transocean, Inc. (a)                                                     130           14,697
XTO Energy, Inc.                                                         170           10,513
                                                                                  -----------
                                                                                       51,001
                                                                                  -----------

OIL & GAS OPERATIONS -- 1.5%
Chesapeake Energy Corp.                                                  130            4,584
Noble Corp.                                                              162            7,946
Pride International, Inc. (a)                                             79            2,887
Questar Corp.                                                             91            4,780
Southwestern Energy Co. (a)                                               88            3,683
Sunoco, Inc.                                                              62            4,388
The Williams Companies, Inc.                                             275            9,367
Ultra Petroleum Corp. (a)                                                 78            4,839
                                                                                  -----------
                                                                                       42,474
                                                                                  -----------

OIL WELL SERVICES & EQUIPMENT -- 1.8%
Baker Hughes, Inc.                                                       140           12,651
Cameron International Corp. (a)                                           57            5,261
Diamond Offshore Drilling, Inc.                                           34            3,852
Nabors Industries Ltd. (a)(b)                                             52            1,600
National-Oilwell Varco, Inc. (a)                                          82           11,849
Smith International, Inc.                                                 90            6,426
Weatherford International, Inc. (a)                                      149           10,010
                                                                                  -----------
                                                                                       51,649
                                                                                  -----------

PHARMACEUTICALS -- 9.8%
Abbott Laboratories                                                      346           18,553
Allergan, Inc.                                                           145            9,348
Amylin Pharmaceuticals, Inc. (a)                                          78            3,900

Biogen Idec, Inc. (a)                                                     86            5,704
Cardinal Health, Inc.                                                    177           11,068
Celgene Corp. (a)                                                        177           12,622
Express Scripts Inc. - Class A (a)                                       111            6,196
Forest Laboratories, Inc. (a)                                            171            6,377
Genentech, Inc. (a)                                                      202           15,760
Genzyme Corp. (a)                                                         78            4,833
Gilead Sciences, Inc. (a)                                                426           17,411
Johnson & Johnson                                                      1,244           81,731
McKesson Corp.                                                           137            8,054
Millennium Pharmaceuticals, Inc. (a)                                   1,152           11,693
PharMerica Corp. (a)                                                     164            2,447
Schering-Plough Corp.                                                    672           21,255
UnitedHealth Group, Inc.                                                 587           28,428
Wyeth                                                                    238           10,603
                                                                                  -----------
                                                                                      275,983
                                                                                  -----------

PRINTING & PUBLISHING -- 0.4%
Dun & Bradstreet Corp.                                                    42            4,142
McGraw-Hill Companies, Inc.                                              166            8,451
                                                                                  -----------
                                                                                       12,593
                                                                                  -----------

RAILROADS -- 0.5%
CSX Corp.                                                                216            9,230
Norfolk Southern Corp.                                                   100            5,191
                                                                                  -----------
                                                                                       14,421
                                                                                  -----------

REAL ESTATE INVESTMENT TRUST -- 0.3%
General Growth Properties, Inc.                                          116            6,219
Public Storage, Inc.                                                      47            3,697
                                                                                  -----------
                                                                                        9,916
                                                                                  -----------

REAL ESTATE OPERATIONS -- 0.6%
CB Richard Ellis Group, Inc. (a)                                         130            3,619
ProLogis                                                                 140            9,289
Simon Property Group, Inc.                                                40            4,000
                                                                                  -----------
                                                                                       16,908
                                                                                  -----------

RECREATIONAL PRODUCTS -- 0.2%
Harley-Davidson, Inc.                                                    148            6,839
                                                                                  -----------
RESTAURANTS -- 1.0%
McDonald's Corp.                                                         196           10,677
Starbucks Corp. (a)                                                      362            9,484
Yum! Brands, Inc.                                                        262            8,863
                                                                                  -----------
                                                                                       29,024
                                                                                  -----------

RETAIL -- 7.8%
American Eagle Outfitters, Inc.                                          155            4,078
AutoZone, Inc. (a)                                                        30            3,484
Bed Bath & Beyond, Inc. (a)                                              148            5,050
Best Buy Co., Inc.                                                       186            8,560
CDW Corp.                                                                 38            3,314
Costco Wholesale Corp.                                                   207           12,704
CVS Caremark Corp.                                                       694           27,503
J.C. Penny Company, Inc.                                                 109            6,907
Kohl's Corp. (a)                                                         155            8,886
Limited Brands, Inc.                                                     126            2,884
Macy's, Inc.                                                             231            7,466
Medco Health Solutions, Inc. (a)                                         128           11,570
Nordstrom, Inc.                                                          112            5,252
Office Depot, Inc. (a)                                                   150            3,093
Sears Holding Corp. (a)                                                   42            5,342
Staples, Inc.                                                            359            7,715
Target Corp.                                                             362           23,012
TJX Companies, Inc.                                                      268            7,791
Walgreen Co.                                                             431           20,360
Wal-Mart Stores, Inc.                                                  1,038           45,309
                                                                                  -----------
                                                                                      220,280
                                                                                  -----------

RETAIL - BUILDING PRODUCTS -- 1.5%
Home Depot, Inc.                                                         746           24,200
Lowe's Companies, Inc.                                                   682           19,110
                                                                                  -----------
                                                                                       43,310
                                                                                  -----------

SCHOOLS & EDUCATIONAL SERVICES -- 0.2%
Apollo Group, Inc. (a)                                                    72            4,331
                                                                                  -----------

SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.0%
Applera Corp. - Applied Biosystems Group                                  38            1,316
                                                                                  -----------

SEMICONDUCTORS -- 5.4%
Advanced Micro Devices, Inc. (a)                                         267            3,524
Altera Corp.                                                             140            3,371
Analog Devices, Inc.                                                     130            4,701
Applied Materials, Inc.                                                  555           11,489
Broadcom Corp. - Class A (a)                                             187            6,814
Intel Corp.                                                            2,467           63,796
KLA-Tencor Corp.                                                          81            4,518
Lam Research Corp. (a)                                                    75            3,995
Marvell Technology Group, Ltd. (a)                                       138            2,259
Maxim Integrated Products, Inc.                                           94            2,759
MEMC Electronic Materials, Inc. (a)                                      107            6,298
National Semiconductor Corp.                                             256            6,943
NVIDIA Corp. (a)                                                         247            8,951
Texas Instruments, Inc.                                                  566           20,710
Xilinx, Inc.                                                             133            3,477
                                                                                  -----------
                                                                                      153,605
                                                                                  -----------

SOFTWARE & COMPUTER SERVICES -- 7.0%
Adobe Systems, Inc. (a)                                                  272           11,876
Autodesk, Inc. (a)                                                       117            5,846
CA, Inc.                                                                 329            8,462
Citrix Systems, Inc. (a)                                                 115            4,637
Cognizant Technology Solutions Corp. (a)                                  73            5,823
Electronic Arts, Inc. (a)                                                137            7,671
Intuit, Inc. (a)                                                         182            5,515
McAfee, Inc. (a)                                                          96            3,348
Microsoft Corp.                                                        3,683          108,500
Oracle Corp. (a)                                                       1,761           38,125
                                                                                  -----------
                                                                                      199,803
                                                                                  -----------

SOFTWARE & SERVICES -- 1.1%
Akamai Technologies, Inc. (a)                                             87            2,500
BEA Systems, Inc. (a)                                                    255            3,537
BMC Software, Inc. (a)                                                   122            3,810
Fiserv, Inc. (a)                                                         100            5,086
IMS Health, Inc.                                                         161            4,933
Symantec Corp. (a)                                                       417            8,081
VeriSign, Inc. (a)                                                       135            4,555
                                                                                  -----------
                                                                                       32,502
                                                                                  -----------

TELECOMMUNICATIONS -- 3.0%
Corning, Inc.                                                            648           15,973
Juniper Networks, Inc. (a)                                               257            9,409
Level 3 Communications, Inc. (a)                                         834            3,878
Motorola, Inc.                                                           994           18,419
NII Holdings, Inc. - Class B (a)                                          82            6,736
Qualcomm, Inc.                                                           729           30,807
Virgin Media Inc.                                                         69            1,675
                                                                                  -----------
                                                                                       86,897
                                                                                  -----------

TRANSPORTATION SERVICES -- 1.5%
C.H. Robinson Worldwide, Inc.                                             86            4,669
Expeditors International of Washington, Inc.                             120            5,676
Fedex Corp.                                                              123           12,884
United Parcel Service, Inc. - Class B                                    280           21,028
                                                                                  -----------
                                                                                       44,257
                                                                                  -----------
TOTAL COMMON STOCKS                                                                 2,830,687
                                                                                  -----------
SHORT TERM INVESTMENTS -- 3.4%
Northern Institutional Government Select Portfolio                    95,873           95,873
                                                                                  -----------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 0.1%
Northern Institutional Liquid Asset Portfolio                          1,556            1,556
                                                                                  -----------


TOTAL INVESTMENTS (Cost $2,835,655) -- 102.4%                                       2,928,116


     Liabilities in excess of other assets -- (2.4%)                                  (68,208)
                                                                                  -----------

NET ASSETS -- 100.0%                                                              $ 2,859,908
                                                                                  ===========

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2007.



See notes to schedule of portfolio investments.

MMA PRAXIS SMALL CAP FUND
Schedule of Investments
September 30, 2007 (Unaudited)

                                                                      Shares        Value
COMMON STOCKS -- 91.2%
AUTO COMPONENTS -- 2.0%
Drew Industries, Inc. (a)                                                550      $    22,374
Tenneco, Inc. (a)                                                        700           21,707
                                                                                  -----------
                                                                                       44,081
                                                                                  -----------

AUTOMOBILES -- 0.8%
Thor Industris, Inc.                                                     400           17,996
                                                                                  -----------

BIOTECHNOLOGY -- 1.1%
Parexel International Corp. (a)                                          600           24,762
                                                                                  -----------

CAPITAL MARKETS -- 3.3%
FCStone Group, Inc. (a)                                                  600           19,362
GFI Group, Inc. (a)                                                      200           17,224
Penson Worldwide, Inc. (a)                                             2,000           36,960
                                                                                  -----------
                                                                                       73,546
                                                                                  -----------

CHEMICALS -- 2.1%
Airgas, Inc.                                                             500           25,815
Hercules, Inc.                                                         1,000           21,020
                                                                                  -----------
                                                                                       46,835
                                                                                  -----------

COMMERCIAL BANKS -- 4.4%
City Bank                                                                550           15,796
First State Bancorporation, Inc.                                       1,050           20,622
Glacier Bancorp, Inc.                                                    900           20,268
Sterling Financial Corp.                                                 550           14,801
UCBH Holdings, Inc.                                                    1,550           27,094
                                                                                  -----------
                                                                                       98,581
                                                                                  -----------

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
Diamond Management & Technology Consultants, Inc.                      2,750           25,300
Knoll, Inc.                                                            1,200           21,288
Mobile Mini, Inc. (a)                                                    550           13,288
The Geo Group, Inc. (a)                                                  800           23,688
                                                                                  -----------
                                                                                       83,564
                                                                                  -----------

COMMUNICATIONS EQUIPMENT -- 4.1%
Arris Group, Inc. (a)                                                  1,800           22,230
MasTec, Inc. (a)                                                       1,700           23,919
Powerwave Technologies, Inc. (a)                                       2,600           16,016
SBA Communications Corp. (a)                                             800           28,224
                                                                                  -----------
                                                                                       90,389
                                                                                  -----------

COMPUTERS & PERIPHERALS -- 1.0%
Brocade Communications Systems, Inc. (a)                               2,550           21,828
                                                                                  -----------

DISTRIBUTORS -- 0.8%
LKQ Corp. (a)                                                            500           17,405
                                                                                  -----------

DIVERSIFIED CONSUMER SERVICES -- 3.6%
Bright Horizons Family Solutions, Inc. (a)                               600           25,704
Capella Education Co. (a)                                                600           33,546
Coinstar, Inc. (a)                                                       650           20,911
                                                                                  -----------
                                                                                       80,161
                                                                                  -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.5%
Anixter International (a)                                                350           28,857
Franklin Electric Co., Inc.                                              550           22,611
MTS Systems Corp.                                                        600           24,959
Rofin-Sinar Technologies, Inc. (a)                                       350           24,574
                                                                                  -----------
                                                                                      101,001
                                                                                  -----------

ENERGY EQUIPMENT & SERVICES -- 4.9%
Atwood Oceanics, Inc. (a)                                                300           22,968
Core Laboratories N.V. (a)(b)                                            300           38,216
Dril-Quip, Inc. (a)                                                      650           32,078
Superior Well Services, Inc. (a)                                         700           15,911
                                                                                  -----------
                                                                                      109,173
                                                                                  -----------

FOOD PRODUCTS -- 1.3%
UAP Holding Corp.                                                        900           28,224
                                                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
Conceptus, Inc. (a)                                                      600           11,388
DJO Incorporated (a)                                                     550           27,005
Inverness Medical Innovations, Inc. (a)                                  450           24,894
Meridian Bioscience, Inc.                                              1,050           31,835
Symmetry Medical, Inc. (a)                                               650           10,855
Wright Medical Group, Inc. (a)                                           850           22,797
                                                                                  -----------
                                                                                      128,774
                                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES -- 3.1%
inVentiv Health, Inc. (a)                                                800           35,056
MWI Veterinary Supply, Inc. (a)                                          650           24,538
PSS World Medical, Inc. (a)                                              500            9,565
                                                                                  -----------
                                                                                       69,159
                                                                                  -----------

HEALTH CARE TECHNOLOGY -- 0.7%
The TriZetto Group, Inc. (a)                                             900           15,759
                                                                                  -----------

HOTELS, RESTAURANTS & LEISURE -- 4.9%
Ambassadors Group                                                        700           26,670
Great Wolf Resorts, Inc. (a)                                           1,650           20,394
IHOP Corp.                                                               500           31,664
Life Time Fitness, Inc. (a)                                              500           30,670
                                                                                  -----------
                                                                                      109,398
                                                                                  -----------

HOUSEHOLD DURABLES -- 1.7%
Tempur-Pedic International, Inc.                                       1,050           37,538
                                                                                  -----------

INDUSTRIAL PRODUCTS & SERVICES -- 1.3%
Raven Industries, Inc.                                                   700           28,035
                                                                                  -----------

INSURANCE -- 2.6%
American Equity Investment Holding Co.                                 1,500           15,975
Argo Group International (a)(b)                                          409           17,796
Max Capital Group Ltd. (b)                                               850           23,834
                                                                                  -----------
                                                                                       57,605
                                                                                  -----------

INTERNET SOFTWARE & SERVICES -- 1.8%
RADVision Ltd. (a)(b)                                                  1,100           19,316
TIBCO Software, Inc. (a)                                               2,800           20,692
                                                                                  -----------
                                                                                       40,008
                                                                                  -----------

IT CONSULTING SERVICES -- 1.0%
Ness Technologies, Inc. (a)                                            1,950           21,294
                                                                                  -----------

LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Kendle International, Inc. (a)                                           250           10,383
                                                                                  -----------

MACHINERY -- 5.1%
CIRCOR International, Inc.                                               500           22,705
CLARCOR, Inc.                                                            750           25,658
Gehl Co. (a)                                                             600           13,398
Kaydon Corp.                                                             500           25,994
Nordson Corp.                                                            500           25,105
                                                                                  -----------
                                                                                      112,860
                                                                                  -----------

METALS & MINING -- 2.0%
Haynes International, Inc. (a)                                           250           21,343
Silgan Holdings, Inc.                                                    450           24,187
                                                                                  -----------
                                                                                       45,530
                                                                                  -----------

OIL & GAS OPERATIONS -- 3.6%
Cabot Oil & Gas Corp.                                                    700           24,612
Parallel Petroleum Corp. (a)                                           1,300           22,087
PetroQuest Energy, Inc. (a)                                            1,800           19,314
Union Drilling, Inc. (a)                                                 950           13,851
                                                                                  -----------
                                                                                       79,864
                                                                                  -----------

PHARMACEUTICALS -- 1.7%
American Oriental Bioengineering, Inc. (a)                             1,250           13,938
Bentley Pharmaceuticals, Inc. (a)                                      1,850           23,088
                                                                                  -----------
                                                                                       37,026
                                                                                  -----------

REAL ESTATE -- 1.2%
Potlatch Corp.                                                           600           27,018
                                                                                  -----------

RETAIL -- 5.2%
Build-A-Bear-Workshop, Inc. (a)                                          850           15,096
Conn's, Inc. (a)                                                       1,000           23,890
Guitar Center, Inc. (a)                                                  550           32,614
Jos. A. Bank Clothiers, Inc. (a)                                         800           26,736
Tractor Supply Co. (a)                                                   350           16,132
                                                                                  -----------
                                                                                      114,468
                                                                                  -----------

SEMICONDUCTORS -- 2.0%
Cirrus Logic, Inc. (a)                                                 3,100           19,840
RF Micro Devices, Inc. (a)                                             3,600           24,228
                                                                                  -----------
                                                                                       44,068
                                                                                  -----------

SOFTWARE & PROGRAMMING -- 5.7%
i2 Technologies, Inc.                                                  1,350           20,588
Lawson Software, Inc. (a)                                              2,250           22,523
Nuance Communications, Inc. (a)                                        2,050           39,585
Verint Systems, Inc. (a)                                                 700           18,200
Wind River Systems, Inc. (a)                                           2,400           28,247
                                                                                  -----------
                                                                                      129,143
                                                                                  -----------

TRADING COMPANIES & DISTRIBUTORS -- 0.4%
WESCO International, Inc. (a)                                            200            8,588
                                                                                  -----------

WATER TRANSPORTATION -- 3.3%
Kirby Corp. (a)                                                          700           30,898
Quintana Maritime, Ltd.                                                2,250           42,908
                                                                                  -----------
                                                                                       73,806
                                                                                  -----------
TOTAL COMMON STOCKS (Cost $1,994,540)                                             $ 2,027,870
                                                                                  -----------
SHORT TERM INVESTMENTS -- 7.3%
Northern Institutional Government Select Portfolio                   161,728          161,728
                                                                                  -----------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 3.1%
SHORT TERM -- 3.1%
Northern Institutional Liquid Asset Portfolio                         69,328           69,328
                                                                                  -----------

TOTAL INVESTMENTS SECURITIES -- 101.6%                                            $ 2,258,926
(Cost $2,225,596)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)                                       (36,329)
                                                                                  -----------

NET ASSETS -- 100.0%                                                              $ 2,222,597
                                                                                  ===========

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2007.

See notes to schedule of portfolio investments.


See accompanying notes to financial statements.

MMA Praxis Mutual Funds
Notes to schedule of investments
September 30, 2007 (Unaudited)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds' Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.


RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission ("SEC") an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA CDI"). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC's exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of September 30, 2007:

                                 Tax cost          Gross         Gross           Net
                                of portfolio     unrealized    unrealized     unrealized
                                investments     appreciation  depreciation   appreciation
                                                                            (depreciation)
Intermediate Income Fund         $289,092,483    $1,556,948   $(4,139,827)    $ (2,582,879)
Core Stock Fund                   301,609,209    53,101,854    (8,896,499)      44,205,355
Value Index Fund                   66,314,225    14,715,873    (2,615,112)      12,100,761
Growth Index Fund                   2,835,655       168,533       (76,072)          92,461
International Fund                149,863,155    51,615,244    (2,655,121)      48,960,123
Small Cap Fund                      2,225,596       137,137      (103,807)          33,330

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)


/s/ Steven T. McCabe
--------------------
Steven T. McCabe, Treasurer

Date:  November 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Steven T. McCabe
--------------------
Steven T. McCabe, Treasurer

Date:  November 13, 2007


By (Signature and Title)


/s/ John L. Liechty
-------------------
John Liechty, President

Date:  November 12, 2007